Elfun Diversified Fund Schedule of Investments	March 31, 2020 (Unaudited)

	Number of Shares	Fair Value
Domestic Equity – 35.1% †
Common Stock – 35.1%
Advertising – 0.0%*
Omnicom Group Inc.	641	$35,191	(a	)
The Interpublic Group of Companies Inc.	966	15,639	(a	)
		50,830
Aerospace & Defense – 0.7%
General Dynamics Corp.	649	85,869	(a	)
Howmet Aerospace Inc.	1,019	16,365	(b	)
Huntington Ingalls Industries Inc.	122	22,230	(a	)
L3Harris Technologies Inc.	634	114,196	(a	)
Lockheed Martin Corp.	707	239,638	(a	)
Northrop Grumman Corp.	448	135,542	(a	)
Raytheon Co.	798	104,658	(a	)
Raytheon Technologies Corp.	2,313	218,185
Textron Inc.	598	15,949	(a	)
The Boeing Co.	1,524	227,289	(a,b	)
TransDigm Group Inc.	139	44,506	(a	)
		1,224,427
Agricultural & Farm Machinery – 0.1%
Deere & Co.	902	124,620	(a	)
Agricultural Products – 0.0%*
Archer-Daniels-Midland Co.	1,575	55,409	(a	)
Air Freight & Logistics – 0.2%
CH Robinson Worldwide Inc.	402	26,612	(a	)
Expeditors International of Washington Inc.	501	33,427	(a	)
FedEx Corp.	691	83,791	(a	)
United Parcel Service Inc., Class B	2,000	186,840	(a	)
		330,670
Airlines – 0.1%
Alaska Air Group Inc.	321	9,139	(a	)
American Airlines Group Inc.	1,094	13,336	(a	)
Delta Air Lines Inc.	1,600	45,648	(a	)
Southwest Airlines Co.	1,272	45,296	(a	)
United Airlines Holdings Inc.	536	16,910	(a,b	)
		130,329
Alternative Carriers – 0.0%*
CenturyLink Inc.	2,674	25,296	(a	)
Apparel Retail – 0.2%
L Brands Inc.	587	6,786	(a	)
Ross Stores Inc.	1,002	87,144	(a	)
The Gap Inc.	530	3,731	(a	)
The TJX Companies Inc.	3,496	167,144	(a	)
		264,805
Apparel, Accessories & Luxury Goods – 0.1%
Hanesbrands Inc.	996	7,838	(a	)
PVH Corp.	208	7,829	(a	)
Ralph Lauren Corp.	113	7,552	(a	)
Tapestry Inc.	636	8,236	(a	)
Under Armour Inc., Class A	479	4,412	(a,b	)
Under Armour Inc., Class C	482	3,885	(a,b	)
VF Corp.	972	52,566	(a	)
		92,318
Application Software – 0.8%
Adobe Inc.	1,376	437,898	(a,b	)
ANSYS Inc.	248	57,653	(a,b	)
Autodesk Inc.	609	95,065	(a,b	)
Cadence Design Systems Inc.	800	52,832	(a,b	)
Citrix Systems Inc.	325	46,004	(a	)
Intuit Inc.	743	170,890	(a	)
Paycom Software Inc.	139	28,079	(a,b	)
salesforce.com Inc.	2,523	363,261	(a,b	)
Synopsys Inc.	421	54,221	(a,b	)
		1,305,903
Asset Management & Custody Banks – 0.3%
Ameriprise Financial Inc.	341	34,946	(a	)

	Number of Shares	Fair Value
BlackRock Inc.	337	$148,270	(a	)
Franklin Resources Inc.	792	13,218	(a	)
Invesco Ltd.	809	7,346	(a	)
Northern Trust Corp.	617	46,559	(a	)
State Street Corp.	1,017	54,175	(a,c	)
T Rowe Price Group Inc.	719	70,210	(a	)
The Bank of New York Mellon Corp.	2,395	80,664	(a	)
		455,388
Auto Parts & Equipment – 0.0%*
BorgWarner Inc.	539	13,135	(a	)
Automobile Manufacturers – 0.1%
Ford Motor Co.	11,315	54,651	(a	)
General Motors Co.	3,633	75,494	(a	)
		130,145
Automotive Retail – 0.1%
Advance Auto Parts Inc.	195	18,197	(a	)
AutoZone Inc.	69	58,374	(a,b	)
CarMax Inc.	503	27,077	(a,b	)
O’Reilly Automotive Inc.	218	65,629	(a,b	)
		169,277
Biotechnology – 0.9%
AbbVie Inc.	4,209	320,684	(a	)
Alexion Pharmaceuticals Inc.	642	57,645	(a,b	)
Amgen Inc.	1,691	342,817	(a	)
Biogen Inc.	516	163,252	(a,b	)
Gilead Sciences Inc.	3,576	267,342	(a	)
Incyte Corp.	475	34,784	(a,b	)
Regeneron Pharmaceuticals Inc.	229	111,818	(a,b	)
Vertex Pharmaceuticals Inc.	734	174,655	(a,b	)
		1,472,997
Brewers – 0.0%*
Molson Coors Beverage Co., Class B	481	18,764	(a	)
Broadcasting – 0.0%*
Discovery Inc., Class A	361	7,018	(a,b	)
Discovery Inc., Class C	997	17,487	(a,b	)
Fox Corp., Class A	897	21,196	(a	)
Fox Corp., Class B	483	11,051	(a,b	)
ViacomCBS Inc., Class B	1,379	19,320	(a	)
		76,072
Building Products – 0.1%
AO Smith Corp.	400	15,124	(a	)
Fortune Brands Home & Security Inc.	378	16,348	(a	)
Johnson Controls International PLC	2,180	58,773	(a	)
Masco Corp.	773	26,723	(a	)
		116,968
Cable & Satellite – 0.4%
Charter Communications Inc., Class A	447	195,031	(a,b	)
Comcast Corp., Class A	12,896	443,364	(a	)
DISH Network Corp., Class A	632	12,634	(a,b	)
		651,029
Casinos & Gaming – 0.0%*
Las Vegas Sands Corp.	900	38,223	(a	)
MGM Resorts International	1,320	15,576	(a	)
Wynn Resorts Ltd.	241	14,506	(a	)
		68,305
Commodity Chemicals – 0.1%
Dow Inc.	2,082	60,878	(a,b	)
LyondellBasell Industries N.V., Class A	676	33,550	(a	)
		94,428
Communications Equipment – 0.4%
Arista Networks Inc.	144	29,167	(a,b	)
Cisco Systems Inc.	12,060	474,079	(a	)
F5 Networks Inc.	168	17,914	(a,b	)
Juniper Networks Inc.	845	16,173	(a	)
Motorola Solutions Inc.	495	65,795	(a	)
		603,128
Computer & Electronics Retail – 0.0%*
Best Buy Company Inc.	618	35,226	(a	)

Elfun Diversified Fund Schedule of Investments	March 31, 2020 (Unaudited)

	Number of Shares	Fair Value
Construction & Engineering – 0.0%*
Jacobs Engineering Group Inc.	356	$28,220	(a	)
Quanta Services Inc.	358	11,359	(a	)
		39,579
Construction Machinery & Heavy Trucks – 0.2%
Caterpillar Inc.	1,578	183,111	(a	)
Cummins Inc.	444	60,082	(a	)
PACCAR Inc.	1,025	62,658	(a	)
Westinghouse Air Brake Technologies Corp.	499	24,017	(a	)
		329,868
Construction Materials – 0.0%*
Martin Marietta Materials Inc.	167	31,602	(a	)
Vulcan Materials Co.	387	41,823	(a	)
		73,425
Consumer Electronics – 0.0%*
Garmin Ltd.	390	29,234	(a	)
Consumer Finance – 0.2%
American Express Co.	1,916	164,029	(a	)
Capital One Financial Corp.	1,290	65,042	(a	)
Discover Financial Services	827	29,499	(a	)
Synchrony Financial	1,616	26,001	(a	)
		284,571
Copper – 0.0%*
Freeport-McMoRan Inc.	3,827	25,832	(a	)
Data Processing & Outsourced Services – 1.5%
Alliance Data Systems Corp.	96	3,231	(a	)
Automatic Data Processing Inc.	1,236	168,937	(a	)
Broadridge Financial Solutions Inc.	304	28,828	(a	)
Fidelity National Information Services Inc.	1,752	213,113	(a	)
Fiserv Inc.	1,632	155,024	(a,b	)
FleetCor Technologies Inc.	252	47,008	(a,b	)
Global Payments Inc.	860	124,038	(a	)
Jack Henry & Associates Inc.	226	35,084	(a	)
Mastercard Inc., Class A	2,522	609,214	(a	)
Paychex Inc.	951	59,837	(a	)
PayPal Holdings Inc.	3,342	319,963	(a,b	)
The Western Union Co.	1,191	21,593	(a	)
Visa Inc., Class A	4,861	783,204	(a	)
		2,569,074
Department Stores – 0.0%*
Kohl’s Corp.	452	6,595	(a	)
Macy’s Inc.	919	4,512	(a	)
Nordstrom Inc.	309	4,740	(a	)
		15,847
Distillers & Vintners – 0.1%
Brown-Forman Corp., Class B	562	31,197	(a	)
Constellation Brands Inc., Class A	465	66,662	(a	)
		97,859
Distributors – 0.0%*
Genuine Parts Co.	431	29,019	(a	)
LKQ Corp.	836	17,147	(a,b	)
		46,166
Diversified Banks – 1.2%
Bank of America Corp.	22,997	488,226	(a	)
Citigroup Inc.	6,255	263,461	(a	)
JPMorgan Chase & Co.	8,906	801,807	(a	)
U.S. Bancorp	4,041	139,212	(a	)
Wells Fargo & Co.	10,985	315,270	(a	)
		2,007,976
Diversified Chemicals – 0.0%*
Eastman Chemical Co.	349	16,256	(a	)
Diversified Support Services – 0.0%*
Cintas Corp.	245	42,439	(a	)
Copart Inc.	560	38,371	(a,b	)
		80,810

	Number of Shares	Fair Value
Drug Retail – 0.1%
Walgreens Boots Alliance Inc.	2,101	$96,121	(a	)
Electric Utilities – 0.8%
Alliant Energy Corp.	690	33,320	(a	)
American Electric Power Company Inc.	1,415	113,172	(a	)
Duke Energy Corp.	2,082	168,392	(a	)
Edison International	1,043	57,146	(a	)
Entergy Corp.	555	52,153	(a	)
Evergy Inc.	609	33,526	(a	)
Eversource Energy	892	69,763	(a	)
Exelon Corp.	2,710	99,755	(a	)
FirstEnergy Corp.	1,562	62,589	(a	)
NextEra Energy Inc.	1,391	334,703	(a	)
NRG Energy Inc.	655	17,855	(a	)
Pinnacle West Capital Corp.	290	21,979	(a	)
PPL Corp.	2,160	53,309	(a	)
The Southern Co.	2,960	160,254	(a	)
Xcel Energy Inc.	1,486	89,606	(a	)
		1,367,522
Electrical Components & Equipment – 0.2%
AMETEK Inc.	613	44,148	(a	)
Eaton Corporation PLC	1,188	92,296	(a	)
Emerson Electric Co.	1,704	81,195	(a	)
Rockwell Automation Inc.	336	50,706	(a	)
		268,345
Electronic Components – 0.1%
Amphenol Corp., Class A	857	62,458	(a	)
Corning Inc.	2,123	43,607	(a	)
		106,065
Electronic Equipment & Instruments – 0.0%*
FLIR Systems Inc.	373	11,895	(a	)
Keysight Technologies Inc.	546	45,689	(a,b	)
Zebra Technologies Corp., Class A	140	25,704	(a,b	)
		83,288
Electronic Manufacturing Services – 0.0%*
IPG Photonics Corp.	100	11,028	(a,b	)
Environmental & Facilities Services – 0.1%
Republic Services Inc.	613	46,012	(a	)
Rollins Inc.	350	12,649	(a	)
Waste Management Inc.	1,120	103,667	(a	)
		162,328
Fertilizers & Agricultural Chemicals – 0.1%
CF Industries Holdings Inc.	601	16,347	(a	)
Corteva Inc.	2,082	48,927	(a,b	)
FMC Corp.	382	31,206	(a	)
The Mosaic Co.	864	9,348	(a	)
		105,828
Financial Exchanges & Data – 0.4%
Cboe Global Markets Inc.	287	25,615	(a	)
CME Group Inc.	1,023	176,887	(a	)
Intercontinental Exchange Inc.	1,594	128,715	(a	)
MarketAxess Holdings Inc.	100	33,257	(a	)
Moody’s Corp.	450	95,175	(a	)
MSCI Inc.	236	68,194	(a	)
Nasdaq Inc.	308	29,245	(a	)
S&P Global Inc.	698	171,045	(a	)
		728,133
Food Distributors – 0.0%*
Sysco Corp.	1,428	65,160	(a	)
Food Retail – 0.0%*
The Kroger Co.	2,267	68,282	(a	)
Footwear – 0.2%
NIKE Inc., Class B	3,547	293,479	(a	)
Gas Utilities – 0.0%*
Atmos Energy Corp.	350	34,731	(a	)
General Merchandise Stores – 0.2%
Dollar General Corp.	730	110,237	(a	)

Elfun Diversified Fund Schedule of Investments	March 31, 2020 (Unaudited)

	Number of Shares	Fair Value
Dollar Tree Inc.	686	$50,400	(a,b	)
Target Corp.	1,450	134,807	(a	)
		295,444
Gold – 0.1%
Newmont Corp.	2,300	104,144	(a	)
Health Care REITs – 0.1%
Healthpeak Properties Inc.	1,327	31,649	(a	)
Ventas Inc.	1,018	27,282	(a	)
Welltower Inc.	1,109	50,770	(a	)
		109,701
Healthcare Distributors – 0.1%
AmerisourceBergen Corp.	458	40,533	(a	)
Cardinal Health Inc.	862	41,324	(a	)
Henry Schein Inc.	464	23,441	(a,b	)
McKesson Corp.	467	63,167	(a	)
		168,465
Healthcare Equipment – 1.1%
Abbott Laboratories	4,977	392,735	(a	)
ABIOMED Inc.	124	18,000	(a,b	)
Baxter International Inc.	1,488	120,811	(a	)
Becton Dickinson and Co.	772	177,382	(a	)
Boston Scientific Corp.	3,999	130,487	(a,b	)
Danaher Corp.	1,821	252,045	(a	)
Edwards Lifesciences Corp.	598	112,795	(a,b	)
Hologic Inc.	686	24,079	(a,b	)
IDEXX Laboratories Inc.	240	58,138	(a,b	)
Intuitive Surgical Inc.	330	163,419	(a,b	)
ResMed Inc.	401	59,063	(a	)
STERIS PLC	240	33,593
Stryker Corp.	921	153,337	(a	)
Teleflex Inc.	126	36,900	(a	)
Varian Medical Systems Inc.	270	27,718	(a,b	)
Zimmer Biomet Holdings Inc.	596	60,244	(a	)
		1,820,746
Healthcare Facilities – 0.1%
HCA Healthcare Inc.	764	68,646	(a	)
Universal Health Services Inc., Class B	215	21,302	(a	)
		89,948
Healthcare Services – 0.3%
Cigna Corp.	1,066	188,874	(a,b	)
CVS Health Corp.	3,709	220,055	(a	)
DaVita Inc.	261	19,852	(a,b	)
Laboratory Corporation of America Holdings	272	34,378	(a,b	)
Quest Diagnostics Inc.	351	28,185	(a	)
		491,344
Healthcare Supplies – 0.1%
Align Technology Inc.	189	32,877	(a,b	)
DENTSPLY SIRONA Inc.	653	25,356	(a	)
The Cooper Companies Inc.	145	39,972	(a	)
		98,205
Healthcare Technology – 0.0%*
Cerner Corp.	910	57,321	(a	)
Home Building – 0.1%
D.R. Horton Inc.	953	32,402	(a	)
Lennar Corp., Class A	756	28,879	(a	)
NVR Inc.	9	23,122	(a,b	)
PulteGroup Inc.	699	15,602	(a	)
		100,005
Home Furnishings – 0.0%*
Leggett & Platt Inc.	294	7,844	(a	)
Mohawk Industries Inc.	144	10,978	(a,b	)
		18,822
Home Improvement Retail – 0.4%
Lowe’s Companies Inc.	2,187	188,192	(a	)
The Home Depot Inc.	3,099	578,614	(a	)
		766,806
Hotel & Resort REITs – 0.0%*
Host Hotels & Resorts Inc.	2,133	23,548	(a	)

	Number of Shares	Fair Value
Hotels, Resorts & Cruise Lines – 0.1%
Carnival Corp.	999	$13,157	(a	)
Hilton Worldwide Holdings Inc.	818	55,820	(a	)
Marriott International Inc., Class A	753	56,332	(a,b	)
Norwegian Cruise Line Holdings Ltd.	548	6,006	(a,b	)
Royal Caribbean Cruises Ltd.	439	14,123	(a	)
		145,438
Household Appliances – 0.0%*
Whirlpool Corp.	166	14,243	(a	)
Household Products – 0.7%
Church & Dwight Company Inc.	755	48,456	(a	)
Colgate-Palmolive Co.	2,449	162,516	(a	)
Kimberly-Clark Corp.	981	125,440	(a	)
The Clorox Co.	350	60,638	(a	)
The Procter & Gamble Co.	7,082	779,020	(a	)
		1,176,070
Housewares & Specialties – 0.0%*
Newell Brands Inc.	1,012	13,439	(a	)
Human Resource & Employment Services – 0.0%*
Robert Half International Inc.	366	13,817	(a	)
Hypermarkets & Super Centers – 0.5%
Costco Wholesale Corp.	1,257	358,408	(a	)
Walmart Inc.	4,033	458,230	(a	)
		816,638
Independent Power Producers & Energy Traders – 0.0%*
AES Corp.	1,955	26,588	(a	)
Industrial Conglomerates – 0.5%
3M Co.	1,639	223,740	(a	)
General Electric Co.	24,873	197,491	(a	)
Honeywell International Inc.	2,035	272,263	(a	)
Roper Technologies Inc.	288	89,801	(a	)
		783,295
Industrial Gases – 0.1%
Air Products & Chemicals Inc.	631	125,954	(a	)
Industrial Machinery – 0.2%
Dover Corp.	426	35,758	(a	)
Flowserve Corp.	322	7,693	(a	)
Fortive Corp.	790	43,600	(a	)
IDEX Corp.	200	27,622	(a	)
Illinois Tool Works Inc.	838	119,097	(a	)
Ingersoll Rand Inc.	959	23,783	(a,b	)
Parker-Hannifin Corp.	374	48,519	(a	)
Snap-on Inc.	147	15,996	(a	)
Stanley Black & Decker Inc.	443	44,300	(a	)
Xylem Inc.	529	34,454	(a	)
		400,822
Industrial REITs – 0.1%
Duke Realty Corp.	980	31,732	(a	)
Prologis Inc.	2,102	168,938	(a	)
		200,670
Insurance Brokers – 0.1%
Arthur J Gallagher & Co.	567	46,216	(a	)
Marsh & McLennan Companies Inc.	1,445	124,935	(a	)
		171,151
Integrated Oil & Gas – 0.5%
Chevron Corp.	5,378	389,690	(a	)
Exxon Mobil Corp.	12,030	456,779	(a	)
Occidental Petroleum Corp.	2,645	30,629	(a	)
		877,098
Integrated Telecommunication Services – 0.7%
AT&T Inc.	20,734	604,396	(a	)
Verizon Communications Inc.	11,777	632,778	(a	)
		1,237,174
Interactive Home Entertainment – 0.1%
Activision Blizzard Inc.	2,225	132,343	(a	)
Electronic Arts Inc.	841	84,243	(a,b	)
Take-Two Interactive Software Inc.	331	39,260	(a,b	)
		255,846

Elfun Diversified Fund Schedule of Investments	March 31, 2020 (Unaudited)

	Number of Shares	Fair Value
Interactive Media & Services – 1.9%
Alphabet Inc., Class A	851	$988,819	(a,b	)
Alphabet Inc., Class C	849	987,226	(a,b	)
Facebook Inc., Class A	6,831	1,139,411	(a,b	)
Twitter Inc.	2,110	51,822	(a,b	)
		3,167,278
Internet & Direct Marketing Retail – 1.5%
Amazon.com Inc.	1,181	2,302,619	(a,b	)
Booking Holdings Inc.	120	161,438	(a,b	)
eBay Inc.	2,250	67,635	(a	)
Expedia Group Inc.	365	20,539	(a	)
		2,552,231
Internet Services & Infrastructure – 0.1%
Akamai Technologies Inc.	479	43,824	(a,b	)
VeriSign Inc.	299	53,847	(a,b	)
		97,671
Investment Banking & Brokerage – 0.2%
E*TRADE Financial Corp.	574	19,700	(a	)
Morgan Stanley	3,346	113,764	(a	)
Raymond James Financial Inc.	369	23,321	(a	)
The Charles Schwab Corp.	3,166	106,441	(a	)
The Goldman Sachs Group Inc.	911	140,831	(a	)
		404,057
IT Consulting & Other Services – 0.2%
Cognizant Technology Solutions Corp., Class A	1,561	72,540	(a	)
DXC Technology Co.	734	9,579	(a	)
Gartner Inc.	232	23,100	(a,b	)
International Business Machines Corp.	2,522	279,765	(a	)
Leidos Holdings Inc.	400	36,660	(a	)
		421,644
Leisure Products – 0.0%*
Hasbro Inc.	378	27,046	(a	)
Life & Health Insurance – 0.1%
Aflac Inc.	2,014	68,959	(a	)
Globe Life Inc.	285	20,512	(a	)
Lincoln National Corp.	484	12,739	(a	)
MetLife Inc.	2,220	67,865	(a	)
Principal Financial Group Inc.	668	20,935	(a	)
Prudential Financial Inc.	1,163	60,639	(a	)
Unum Group	557	8,361	(a	)
		260,010
Life Sciences Tools & Services – 0.4%
Agilent Technologies Inc.	894	64,028	(a	)
Illumina Inc.	421	114,984	(a,b	)
IQVIA Holdings Inc.	503	54,254	(a,b	)
Mettler-Toledo International Inc.	71	49,026	(a,b	)
PerkinElmer Inc.	282	21,229	(a	)
Thermo Fisher Scientific Inc.	1,141	323,588	(a	)
Waters Corp.	189	34,407	(a,b	)
		661,516
Managed Healthcare – 0.6%
Anthem Inc.	724	164,377	(a	)
Centene Corp.	1,677	99,630	(a,b	)
Humana Inc.	379	119,014	(a	)
UnitedHealth Group Inc.	2,691	671,082	(a	)
		1,054,103
Metal & Glass Containers – 0.0%*
Ball Corp.	892	57,677	(a	)
Motorcycle Manufacturers – 0.0%*
Harley-Davidson Inc.	453	8,575	(a	)
Movies & Entertainment – 0.6%
Live Nation Entertainment Inc.	400	18,184	(a,b	)
Netflix Inc.	1,246	467,873	(a,b	)
The Walt Disney Co.	5,123	494,882	(a	)
		980,939
Multi-Line Insurance – 0.1%
American International Group Inc.	2,494	60,480	(a	)

	Number of Shares	Fair Value
Assurant Inc.	183	$19,048	(a	)
The Hartford Financial Services Group Inc.	1,035	36,473	(a	)
		116,001
Multi-Sector Holdings – 0.6%
Berkshire Hathaway Inc., Class B	5,553	1,015,255	(a,b	)
Multi-Utilities – 0.4%
Ameren Corp.	713	51,928	(a	)
CenterPoint Energy Inc.	1,391	21,491	(a	)
CMS Energy Corp.	825	48,469	(a	)
Consolidated Edison Inc.	922	71,916	(a	)
Dominion Energy Inc.	2,350	169,647	(a	)
DTE Energy Co.	557	52,898	(a	)
NiSource Inc.	992	24,770	(a	)
Public Service Enterprise Group Inc.	1,408	63,233	(a	)
Sempra Energy	780	88,132	(a	)
WEC Energy Group Inc.	908	80,022	(a	)
		672,506
Office REITs – 0.1%
Alexandria Real Estate Equities Inc.	343	47,012	(a	)
Boston Properties Inc.	421	38,829	(a	)
SL Green Realty Corp.	225	9,697	(a	)
Vornado Realty Trust	427	15,462	(a	)
		111,000
Oil & Gas Drilling – 0.0%*
Helmerich & Payne Inc.	280	4,382	(a	)
Oil & Gas Equipment & Services – 0.1%
Baker Hughes Co.	1,615	16,957	(a	)
Halliburton Co.	2,363	16,187	(a	)
National Oilwell Varco Inc.	1,105	10,862	(a	)
Schlumberger Ltd.	4,045	54,567	(a	)
		98,573
Oil & Gas Exploration & Production – 0.2%
Apache Corp.	921	3,850	(a	)
Cabot Oil & Gas Corp.	1,198	20,594	(a	)
Concho Resources Inc.	539	23,096	(a	)
ConocoPhillips	3,046	93,817	(a	)
Devon Energy Corp.	934	6,454	(a	)
Diamondback Energy Inc.	430	11,266	(a	)
EOG Resources Inc.	1,623	58,298	(a	)
Hess Corp.	735	24,475	(a	)
Marathon Oil Corp.	2,199	7,235	(a	)
Noble Energy Inc.	1,183	7,145	(a	)
Pioneer Natural Resources Co.	439	30,796	(a	)
		287,026
Oil & Gas Refining & Marketing – 0.1%
HollyFrontier Corp.	360	8,824	(a	)
Marathon Petroleum Corp.	1,889	44,618	(a	)
Phillips 66	1,234	66,204	(a	)
Valero Energy Corp.	1,143	51,846	(a	)
		171,492
Oil & Gas Storage & Transportation – 0.1%
Kinder Morgan Inc.	5,571	77,548	(a	)
ONEOK Inc.	1,055	23,010	(a	)
The Williams Companies Inc.	3,513	49,709	(a	)
		150,267
Packaged Foods & Meats – 0.4%
Campbell Soup Co.	426	19,664	(a	)
Conagra Brands Inc.	1,326	38,905	(a	)
General Mills Inc.	1,764	93,086	(a	)
Hormel Foods Corp.	817	38,105	(a	)
Kellogg Co.	713	42,773	(a	)
Lamb Weston Holdings Inc.	400	22,840	(a	)
McCormick & Company Inc.	359	50,694	(a	)
Mondelez International Inc., Class A	4,074	204,026	(a	)
The Hershey Co.	413	54,722	(a	)
The JM Smucker Co.	323	35,853	(a	)
The Kraft Heinz Co.	1,663	41,143	(a	)
Tyson Foods Inc., Class A	863	49,942	(a	)
		691,753

Elfun Diversified Fund Schedule of Investments	March 31, 2020 (Unaudited)

	Number of Shares	Fair Value
Paper Packaging – 0.1%
Avery Dennison Corp.	225	$22,921	(a	)
International Paper Co.	1,199	37,325	(a	)
Packaging Corporation of America	259	22,489	(a	)
Sealed Air Corp.	464	11,465	(a	)
WestRock Co.	700	19,782	(a	)
		113,982
Personal Products – 0.1%
Coty Inc., Class A	630	3,251	(a	)
The Estee Lauder Companies Inc., Class A	638	101,659	(a	)
		104,910
Pharmaceuticals – 1.8%
Allergan PLC	938	166,120	(a	)
Bristol-Myers Squibb Co.	6,698	373,347	(a	)
Eli Lilly & Co.	2,405	333,622	(a	)
Johnson & Johnson	7,472	979,803	(a	)
Merck & Company Inc.	7,243	557,276	(a	)
Mylan N.V.	1,430	21,321	(a,b	)
Pfizer Inc.	15,750	514,080	(a	)
Zoetis Inc.	1,361	160,176	(a	)
		3,105,745
Property & Casualty Insurance – 0.3%
Chubb Ltd.	1,296	144,750	(a	)
Cincinnati Financial Corp.	446	33,651	(a	)
Loews Corp.	711	24,764	(a	)
The Allstate Corp.	940	86,226	(a	)
The Progressive Corp.	1,663	122,796	(a	)
The Travelers Companies Inc.	716	71,135	(a	)
WR Berkley Corp.	400	20,868	(a	)
		504,190
Publishing – 0.0%*
News Corp., Class A	1,011	9,074	(a	)
News Corp., Class B	442	3,973	(a	)
		13,047
Railroads – 0.3%
CSX Corp.	2,189	125,430	(a	)
Kansas City Southern	291	37,009	(a	)
Norfolk Southern Corp.	748	109,208	(a	)
Union Pacific Corp.	1,977	278,836	(a	)
		550,483
Real Estate Services – 0.0%*
CBRE Group Inc., Class A	909	34,278	(a,b	)
Regional Banks – 0.3%
Citizens Financial Group Inc.	1,101	20,710	(a	)
Comerica Inc.	366	10,738	(a	)
Fifth Third Bancorp	2,090	31,036	(a	)
First Republic Bank	492	40,482	(a	)
Huntington Bancshares Inc.	2,707	22,224	(a	)
KeyCorp	2,572	26,672	(a	)
M&T Bank Corp.	386	39,924	(a	)
People’s United Financial Inc.	1,150	12,708	(a	)
Regions Financial Corp.	2,497	22,398	(a	)
SVB Financial Group	131	19,791	(a,b	)
The PNC Financial Services Group Inc.	1,255	120,129	(a	)
Truist Financial Corp.	3,868	119,289	(a	)
Zions Bancorp NA	452	12,096	(a	)
		498,197
Research & Consulting Services – 0.1%
Equifax Inc.	340	40,613	(a	)
Nielsen Holdings PLC	1,001	12,553	(a	)
Verisk Analytics Inc.	456	63,557	(a	)
		116,723
Residential REITs – 0.1%
Apartment Investment & Management Co., Class A	418	14,693	(a	)
AvalonBay Communities Inc.	404	59,457	(a	)
Equity Residential	971	59,920	(a	)
Essex Property Trust Inc.	177	38,983	(a	)

	Number of Shares	Fair Value
Mid-America Apartment Communities Inc.	335	$34,515	(a	)
UDR Inc.	817	29,853	(a	)
		237,421
Restaurants – 0.4%
Chipotle Mexican Grill Inc.	74	48,425	(a,b	)
Darden Restaurants Inc.	310	16,883	(a	)
McDonald’s Corp.	2,143	354,345	(a	)
Starbucks Corp.	3,325	218,585	(a	)
Yum! Brands Inc.	875	59,964	(a	)
		698,202
Retail REITs – 0.1%
Federal Realty Investment Trust	177	13,206	(a	)
Kimco Realty Corp.	1,110	10,734	(a	)
Realty Income Corp.	995	49,610	(a	)
Regency Centers Corp.	500	19,215	(a	)
Simon Property Group Inc.	851	46,686	(a	)
		139,451
Semiconductor Equipment – 0.2%
Applied Materials Inc.	2,662	121,973	(a	)
KLA Corp.	456	65,545	(a	)
Lam Research Corp.	416	99,840	(a	)
		287,358
Semiconductors – 1.5%
Advanced Micro Devices Inc.	3,270	148,720	(a,b	)
Analog Devices Inc.	1,058	94,850	(a	)
Broadcom Inc.	1,130	267,923	(a	)
Intel Corp.	12,373	669,627	(a	)
Maxim Integrated Products Inc.	800	38,888	(a	)
Microchip Technology Inc.	688	46,646	(a	)
Micron Technology Inc.	3,212	135,097	(a,b	)
NVIDIA Corp.	1,740	458,664	(a	)
Qorvo Inc.	345	27,817	(a,b	)
QUALCOMM Inc.	3,228	218,374	(a	)
Skyworks Solutions Inc.	525	46,924	(a	)
Texas Instruments Inc.	2,663	266,114	(a	)
Xilinx Inc.	743	57,909	(a	)
		2,477,553
Soft Drinks – 0.6%
Monster Beverage Corp.	1,077	60,592	(a,b	)
PepsiCo Inc.	3,964	476,077	(a	)
The Coca-Cola Co.	10,957	484,847	(a	)
		1,021,516
Specialized Consumer Services – 0.0%*
H&R Block Inc.	525	7,392	(a	)
Specialized REITs – 0.6%
American Tower Corp.	1,261	274,582	(a	)
Crown Castle International Corp.	1,187	171,403	(a	)
Digital Realty Trust Inc.	754	104,738	(a	)
Equinix Inc.	244	152,395	(a	)
Extra Space Storage Inc.	380	36,389	(a	)
Iron Mountain Inc.	805	19,159	(a	)
Public Storage	416	82,622	(a	)
SBA Communications Corp.	324	87,470	(a	)
Weyerhaeuser Co.	1,983	33,612	(a	)
		962,370
Specialty Chemicals – 0.2%
Albemarle Corp.	260	14,656	(a	)
Celanese Corp.	359	26,347	(a	)
DuPont de Nemours Inc.	2,082	70,996	(a	)
Ecolab Inc.	719	112,042	(a	)
International Flavors & Fragrances Inc.	291	29,705	(a	)
PPG Industries Inc.	685	57,266	(a	)
The Sherwin-Williams Co.	236	108,447	(a	)
		419,459
Specialty Stores – 0.1%
Tiffany & Co.	293	37,944	(a	)
Tractor Supply Co.	385	32,552	(a	)
Ulta Salon Cosmetics & Fragrance Inc.	152	26,706	(a,b	)
		97,202

Elfun Diversified Fund Schedule of Investments	March 31, 2020 (Unaudited)

	Number of Shares	Fair Value
Steel – 0.0%*
Nucor Corp.	836	$30,113	(a	)
Systems Software – 2.3%
Fortinet Inc.	415	41,986	(a,b	)
Microsoft Corp.	21,638	3,412,529	(a	)
Nortonlifelock Inc.	1,723	32,237	(a	)
Oracle Corp.	6,159	297,664	(a	)
ServiceNow Inc.	539	154,467	(a,b	)
		3,938,883
Technology Distributors – 0.0%*
CDW Corp.	420	39,173	(a	)
Technology Hardware, Storage & Peripherals – 1.9%
Apple Inc.	11,847	3,012,574	(a	)
Hewlett Packard Enterprise Co.	3,763	36,539	(a	)
HP Inc.	4,079	70,812	(a	)
NetApp Inc.	667	27,807	(a	)
Western Digital Corp.	844	35,127	(a	)
Xerox Holdings Corp.	496	9,394	(a,b	)
		3,192,253
Tobacco – 0.3%
Altria Group Inc.	5,363	207,387	(a	)
Philip Morris International Inc.	4,428	323,067	(a	)
		530,454
Trading Companies & Distributors – 0.1%
Fastenal Co.	1,556	48,625	(a	)
United Rentals Inc.	201	20,683	(a,b	)
WW Grainger Inc.	119	29,571	(a	)
		98,879
Trucking – 0.0%*
JB Hunt Transport Services Inc.	217	20,014	(a	)
Old Dominion Freight Line Inc.	272	35,637	(a	)
		55,651
Water Utilities – 0.0%*
American Water Works Company Inc.	503	60,139	(a	)
Wireless Telecommunication Services – 0.0%*
T-Mobile US Inc.	900	75,510	(a,b	)
Total Common Stock (Cost $54,161,168)		59,340,554
Preferred Stock – 0.0%*
Diversified Banks – 0.0%*
Wells Fargo & Co. 3.09% + 3 month USD LIBOR	1,469	35,770	(d	)
Total Preferred Stock (Cost $36,725)		35,770
Total Domestic Equity (Cost $54,197,893)		59,376,324
Foreign Equity – 0.9%
Common Stock – 0.9%
Apparel, Accessories & Luxury Goods – 0.0%*
Capri Holdings Ltd.	377	4,068	(a,b	)
Auto Parts & Equipment – 0.0%*
Aptiv PLC	680	33,483	(a	)
Building Products – 0.1%
Allegion PLC	238	21,901	(a	)
Trane Technologies PLC	694	57,317	(a	)
		79,218
Electronic Manufacturing Services – 0.0%*
TE Connectivity Ltd.	931	58,634
Healthcare Equipment – 0.2%
Medtronic PLC	3,771	340,069	(a	)
Industrial Gases – 0.2%
Linde PLC	1,530	264,690	(a	)

		Number of Shares	Fair Value
Industrial Machinery – 0.0%*
Pentair PLC		418	$12,440	(a	)
Insurance Brokers – 0.1%
Aon PLC		671	110,742
Willis Towers Watson PLC		358	60,806	(a	)
			171,548
IT Consulting & Other Services – 0.2%
Accenture PLC, Class A		1,808	295,174	(a	)
Oil & Gas Equipment & Services – 0.0%*
TechnipFMC PLC		1,206	8,129	(a	)
Paper Packaging – 0.0%*
Amcor PLC		4,785	38,854	(a,b	)
Pharmaceuticals – 0.0%*
Perrigo Company PLC		411	19,765	(a	)
Reinsurance – 0.0%*
Everest Re Group Ltd.		109	20,974	(a	)
Research & Consulting Services – 0.1%
IHS Markit Ltd.		1,120	67,200	(a	)
Technology Hardware, Storage & Peripherals – 0.0%*
Seagate Technology PLC		648	31,622	(a	)
Total Foreign Equity (Cost $1,335,852)			1,445,868

		Principal Amount	Fair Value
Bonds and Notes – 36.1%
U.S. Treasuries – 9.2%
U.S. Treasury Bonds
2.25%	08/15/46	$493,000	587,825
3.00%	08/15/48	1,680,300	2,324,065
4.50%	08/15/39	70,000	110,556
U.S. Treasury Notes
1.38%	01/31/22	566,000	577,806
1.50%	01/15/23	306,000	316,328
1.63%	12/15/22 - 02/15/26	3,766,300	3,980,499
1.75%	12/31/24	533,500	567,802
1.88%	06/30/20 - 12/15/20	5,158,300	5,198,932
2.50%	01/31/24	1,646,000	1,780,381
2.63%	02/15/29	147,000	171,554
			15,615,748
Agency Mortgage Backed – 11.1%
Federal Home Loan Mortgage Corp.
3.00%	03/01/43 - 04/01/43	1,013,144	1,072,916
4.05%	09/25/28	71,000	83,062	(a,d	)
4.50%	06/01/33 - 02/01/35	2,070	2,266
5.00%	07/01/35	13,183	14,639
5.50%	05/01/20 - 04/01/39	23,835	26,702
6.00%	06/01/33 - 11/01/37	62,056	72,055
6.50%	11/01/28 - 06/01/29	852	959
7.00%	06/01/29 - 08/01/36	13,597	16,168
7.50%	09/01/33	1,064	1,194
8.00%	07/01/26 - 11/01/30	1,577	1,797
8.50%	04/01/30	3,960	5,000
Federal National Mortgage Assoc.
3.50%	06/01/44 - 07/01/47	2,067,996	2,214,058
4.00%	01/01/41 - 03/01/41	176,684	191,952
4.50%	07/01/20 - 02/01/40	101,416	111,751
5.00%	07/01/20 - 05/01/39	43,458	48,086
5.50%	06/01/20 - 01/01/39	95,480	107,208
6.00%	02/01/29 - 05/01/41	300,644	348,729
6.50%	10/01/28 - 08/01/36	7,836	8,800
7.00%	05/01/33 - 12/01/33	531	590
7.50%	12/01/26 - 03/01/33	3,944	4,543
8.00%	06/01/24 - 12/01/30	4,251	4,452
9.00%	12/01/22	147	152
Federal National Mortgage Assoc. 1.60% + 12 month USD LIBOR
4.47%	04/01/37	458	463	(d	)

Elfun Diversified Fund Schedule of Investments	March 31, 2020 (Unaudited)

		Principal Amount	Fair Value
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR
5.05%	09/25/46	$823,446	$190,497	(a,d,e	)
Federal National Mortgage Assoc. TBA
2.50%	TBA	1,970,000	2,042,377	(f	)
3.00%	TBA	1,535,000	1,609,463	(f	)
3.50%	TBA	1,423,000	1,504,524	(f	)
4.00%	TBA	2,895,000	3,079,886	(f	)
4.50%	TBA	1,011,000	1,087,988	(f	)
Government National Mortgage Assoc.
3.00%	12/20/42	1,263,377	1,359,581
4.00%	01/20/41 - 04/20/43	265,065	290,367
4.50%	08/15/33 - 03/20/41	112,360	123,592
5.00%	08/15/33	5,750	6,370
6.00%	07/15/33 - 04/15/34	5,994	7,005
6.50%	04/15/28 - 07/15/36	9,874	11,312
7.00%	04/15/28 - 10/15/36	3,400	3,858
7.50%	07/15/23 - 04/15/28	5,944	6,259
8.00%	05/15/30	163	181
9.00%	12/15/21	51	53
2.50%	TBA	432,000	451,349	(f	)
3.00%	TBA	475,000	502,317	(f	)
3.50%	TBA	2,095,000	2,208,570	(f	)
			18,823,091
Agency Collateralized Mortgage Obligations – 0.6%
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	118,726	342	(a,d,e	)
2.43%	08/25/29	415,000	437,982	(a	)
2.51%	07/25/29	224,000	237,975	(a	)
Federal Home Loan Mortgage Corp. REMIC
3.50%	09/15/29 - 11/15/30	32,044	1,152	(a,e	)
5.50%	06/15/33	4,466	769	(a,e	)
7.50%	07/15/27	4,145	594	(a,e	)
Federal Home Loan Mortgage Corp. REMIC 6.15% - 1 month USD LIBOR
5.45%	10/15/42	731,364	124,014	(a,d,e	)
Federal Home Loan Mortgage Corp. REMIC 6.60% - 1 month USD LIBOR
5.90%	08/15/25	12,538	526	(a,d,e	)
Federal Home Loan Mortgage Corp. STRIPS
1.47%	08/01/27	174	165	(a,g,h	)
8.00%	02/01/23 - 07/01/24	486	53	(a,e	)
Federal National Mortgage Assoc. REMIC
1.10%	12/25/42	25,656	1,026	(a,d,e	)
5.00%	09/25/40	16,778	1,872	(a,e	)
8.00%	05/25/22	—	1	(a,e	)
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR
5.05%	07/25/38	7,119	1,156	(a,d,e	)
Federal National Mortgage Assoc. REMIC 6.55% - 1 month USD LIBOR
5.60%	11/25/41	979,490	241,193	(a,d,e	)
Federal National Mortgage Assoc. STRIPS
4.50%	08/25/35 - 01/25/36	10,995	1,572	(a,e	)
5.00%	03/25/38 - 05/25/38	6,242	978	(a,e	)
5.50%	12/25/33	2,217	429	(a,e	)
6.00%	01/25/35	5,935	1,200	(a,e	)
7.50%	11/25/23	3,402	300	(a,e	)
8.00%	08/25/23 - 07/25/24	1,029	118	(a,e	)
8.50%	07/25/22	46	2	(a,e	)
8.50%	07/25/22	1	—	(a,e,**	)
9.00%	05/25/22	46	2	(a,e	)
Government National Mortgage Assoc. REMIC
4.50%	08/16/39	7,952	131	(a,e	)
5.00%	09/20/38	24	—	(a,e,**	)
			1,053,552
Asset Backed – 1.2%
American Express Credit Account Master Trust 0.24% + 1 month USD LIBOR
0.94%	04/15/24	376,000	367,779	(d	)
American Express Credit Account Master Trust 2018-8
3.18%	04/15/24	326,000	333,844
BA Credit Card Trust 2018-A1
2.70%	07/17/23	131,000	131,182
BMW Floorplan Master Owner Trust 2018-1
3.15%	05/15/23	100,000	99,740	(i	)

		Principal Amount	Fair Value
Enterprise Fleet Financing 2019-1 LLC
3.07%	10/20/24	$137,000	$135,428	(i	)
GMF Floorplan Owner Revolving Trust 0.32% + 1 month USD LIBOR
1.02%	09/15/22	130,000	128,863	(d,i	)
Hyundai Auto Lease Securitization Trust 2018-A
2.89%	03/15/22	242,000	242,035	(i	)
Nissan Auto Lease Trust 2019-A
2.76%	03/15/22	85,000	85,434
Securitized Term Auto Receivables Trust 2018-1A
3.30%	11/25/22	100,000	99,675	(i	)
Toyota Auto Receivables Owner Trust
2.05%	09/15/22	137,000	136,632
Trillium Credit Card Trust II
3.04%	01/26/24	275,000	275,334	(i	)
			2,035,946
Corporate Notes – 12.4%
3M Co.
2.65%	04/15/25	10,000	10,351
3.05%	04/15/30	15,000	15,719
3.13%	09/19/46	41,000	39,633	(a	)
3.70%	04/15/50	5,000	5,676
Abbott Laboratories
3.75%	11/30/26	21,000	23,436	(a	)
4.90%	11/30/46	17,000	23,254	(a	)
AbbVie Inc.
2.60%	11/21/24	45,000	45,433	(a,i	)
2.95%	11/21/26	30,000	30,361	(a,i	)
3.20%	05/14/26	31,000	31,596	(a	)
3.20%	11/21/29	40,000	39,770	(a,i	)
4.05%	11/21/39	25,000	25,918	(a,i	)
4.25%	11/21/49	15,000	15,981	(a,i	)
4.70%	05/14/45	8,000	8,988	(a	)
4.88%	11/14/48	9,000	10,438	(a	)
Aetna Inc.
3.50%	11/15/24	27,000	27,548	(a	)
Aflac Inc.
4.00%	10/15/46	6,000	5,754	(a	)
Aircastle Ltd.
4.25%	06/15/26	31,000	26,135	(a	)
Albemarle Wodgina Pty Ltd.
3.45%	11/15/29	40,000	36,538	(a,i	)
Alexandria Real Estate Equities Inc.
4.70%	07/01/30	16,000	16,334	(a	)
Alimentation Couche-Tard Inc.
2.70%	07/26/22	36,000	35,455	(a,i	)
2.95%	01/25/30	27,000	25,014	(a,i	)
3.80%	01/25/50	34,000	29,792	(a,i	)
Allergan Finance LLC
3.25%	10/01/22	26,000	26,166	(a	)
4.63%	10/01/42	5,000	5,913	(a	)
Allergan Funding SCS
3.45%	03/15/22	57,000	57,351	(a	)
Allergan Sales LLC
5.00%	12/15/21	62,000	65,613	(a,i	)
Ally Financial Inc.
5.75%	11/20/25	28,000	27,403	(a	)
Altria Group Inc.
2.95%	05/02/23	17,000	16,945	(a	)
3.80%	02/14/24	16,000	16,230	(a	)
4.25%	08/09/42	4,000	3,632	(a	)
4.50%	05/02/43	15,000	14,218	(a	)
4.80%	02/14/29	33,000	34,270	(a	)
Amazon.com Inc.
3.15%	08/22/27	14,000	15,455	(a	)
4.05%	08/22/47	11,000	13,954	(a	)
4.25%	08/22/57	9,000	12,017	(a	)
Ameren Corp.
2.50%	09/15/24	65,000	63,190	(a	)
3.50%	01/15/31	25,000	24,941
3.65%	02/15/26	16,000	16,042	(a	)
American Campus Communities Operating Partnership LP
4.13%	07/01/24	14,000	14,572	(a	)

Elfun Diversified Fund Schedule of Investments	March 31, 2020 (Unaudited)

		Principal Amount	Fair Value
American Electric Power Company Inc.
3.25%	03/01/50	$15,000	$13,378	(a	)
American Electric Power Company Inc.
2.30%	03/01/30	20,000	18,725	(a	)
American Express Co.
3.00%	10/30/24	18,000	18,675	(a	)
American International Group Inc.
4.25%	03/15/29	23,000	23,847	(a	)
4.50%	07/16/44	28,000	28,762	(a	)
6.40%	12/15/20	15,000	15,421	(a	)
American International Group Inc. (5.75% fixed rate until 04/01/28; 2.87% + 3 month USD LIBOR thereafter)
5.75%	04/01/48	6,000	5,147	(a,d	)
American Tower Corp.
2.90%	01/15/30	24,000	23,048	(a	)
3.70%	10/15/49	14,000	12,933	(a	)
3.80%	08/15/29	55,000	55,913	(a	)
American Water Capital Corp.
2.95%	09/01/27	26,000	25,557	(a	)
Amgen Inc.
2.45%	02/21/30	62,000	61,437	(a	)
2.65%	05/11/22	36,000	36,389	(a	)
3.15%	02/21/40	41,000	40,959	(a	)
3.38%	02/21/50	41,000	42,581	(a	)
4.56%	06/15/48	20,000	24,472	(a	)
4.66%	06/15/51	9,000	11,293	(a	)
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%	02/01/26	63,000	66,003	(a	)
4.70%	02/01/36	15,000	15,661	(a	)
4.90%	02/01/46	58,000	63,170	(a	)
Anheuser-Busch InBev Worldwide Inc.
4.00%	04/13/28	12,000	12,716	(a	)
4.38%	04/15/38	68,000	70,022	(a	)
4.60%	04/15/48	30,000	31,696	(a	)
4.75%	04/15/58	16,000	16,345	(a	)
5.55%	01/23/49	48,000	56,341	(a	)
Anthem Inc.
2.88%	09/15/29	14,000	13,620	(a	)
3.30%	01/15/23	23,000	23,375	(a	)
3.70%	09/15/49	14,000	13,860	(a	)
Apache Corp.
4.38%	10/15/28	9,000	4,890	(a	)
5.10%	09/01/40	16,000	7,644	(a	)
Apollo Management Holdings LP (4.95% fixed rate until 12/17/24; 3.27% + 5 year CMT Rate thereafter)
4.95%	01/14/50	35,000	31,743	(a,d,i	)
Apple Inc.
2.20%	09/11/29	28,000	28,685	(a	)
2.85%	05/11/24	27,000	28,429	(a	)
2.95%	09/11/49	20,000	21,135	(a	)
3.35%	02/09/27	16,000	17,465	(a	)
3.45%	02/09/45	42,000	47,239	(a	)
3.85%	08/04/46	38,000	46,116	(a	)
Applied Materials Inc.
4.35%	04/01/47	20,000	25,533	(a	)
Aptiv PLC
4.40%	10/01/46	17,000	13,216	(a	)
Archer-Daniels-Midland Co.
2.50%	08/11/26	19,000	19,104	(a	)
Ares Capital Corp.
3.25%	07/15/25	138,000	111,124	(a	)
Ascension Health
4.85%	11/15/53	13,000	17,426	(a	)
AstraZeneca PLC
3.50%	08/17/23	17,000	17,904	(a	)
4.00%	01/17/29	14,000	15,692	(a	)
4.38%	08/17/48	10,000	12,366	(a	)
AT&T Inc.
4.35%	03/01/29	64,000	68,550	(a	)
4.45%	04/01/24	19,000	20,236	(a	)
4.50%	05/15/35	31,000	33,385	(a	)
4.55%	03/09/49	17,000	18,254	(a	)

		Principal Amount	Fair Value
4.75%	05/15/46	$15,000	$16,417	(a	)
4.80%	06/15/44	20,000	21,763	(a	)
4.85%	03/01/39	35,000	39,125	(a	)
5.15%	11/15/46	5,000	5,836	(a	)
5.25%	03/01/37	20,000	23,334	(a	)
5.35%	12/15/43	30,000	32,047	(a	)
5.45%	03/01/47	37,000	44,542	(a	)
Athene Holding Ltd.
4.13%	01/12/28	22,000	20,140	(a	)
6.15%	04/03/30	41,000	40,921
Avangrid Inc.
3.15%	12/01/24	37,000	37,005	(a	)
Avery Dennison Corp.
2.65%	04/30/30	35,000	33,054	(a	)
Bank of America Corp.
3.25%	10/21/27	46,000	48,592	(a	)
3.95%	04/21/25	27,000	28,144	(a	)
4.18%	11/25/27	39,000	41,028	(a	)
4.25%	10/22/26	44,000	46,430	(a	)
Bank of America Corp. (3.12% fixed rate until 01/20/22; 1.16% + 3 month USD LIBOR thereafter)
3.12%	01/20/23	157,000	158,754	(a,d	)
Bank of America Corp. (3.37% fixed rate until 01/23/25; 0.81% + 3 month USD LIBOR thereafter)
3.37%	01/23/26	75,000	78,115	(a,d	)
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.04% + 3 month USD LIBOR thereafter)
3.42%	12/20/28	62,000	63,766	(a,d	)
Bank of America Corp. (3.56% fixed rate until 04/23/26; 1.06% + 3 month USD LIBOR thereafter)
3.56%	04/23/27	69,000	72,173	(a,d	)
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.19% + 3 month USD LIBOR thereafter)
3.95%	01/23/49	17,000	18,543	(a,d	)
Bank of America Corp. (4.24% fixed rate until 04/24/37; 1.81% + 3 month USD LIBOR thereafter)
4.24%	04/24/38	39,000	43,496	(a,d	)
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.31% + 3 month USD LIBOR thereafter)
4.27%	07/23/29	30,000	32,503	(a,d	)
Bank of America Corp. (4.30% fixed rate until 01/28/25; 2.66% + 3 month USD LIBOR thereafter)
4.30%	12/31/99	55,000	47,488	(a,d	)
Bank of America Corp. (4.44% fixed rate until 01/20/47; 1.99% + 3 month USD LIBOR thereafter)
4.44%	01/20/48	33,000	37,399	(a,d	)
Bank of Montreal (4.34% fixed rate until 10/05/23; 1.28% + USD 5 year Swap Rate thereafter)
4.34%	10/05/28	49,000	49,994	(a,d	)
Barrick North America Finance LLC
5.70%	05/30/41	4,000	4,853	(a	)
BAT Capital Corp.
2.76%	08/15/22	24,000	23,586	(a	)
3.56%	08/15/27	27,000	25,850	(a	)
4.39%	08/15/37	30,000	27,515	(a	)
4.54%	08/15/47	20,000	18,223	(a	)
4.70%	04/02/27	41,000	42,028
4.91%	04/02/30	41,000	42,073
5.28%	04/02/50	27,000	27,008
Baxter International Inc.
3.75%	10/01/25	10,000	10,634	(a,i	)
3.95%	04/01/30	10,000	10,823	(a,i	)
Bayer US Finance II LLC
3.50%	06/25/21	200,000	200,630	(a,i	)
Becton Dickinson and Co.
2.89%	06/06/22	29,000	28,809	(a	)
3.70%	06/06/27	29,000	29,332	(a	)
3.73%	12/15/24	3,000	3,093	(a	)
4.67%	06/06/47	5,000	5,416	(a	)
4.69%	12/15/44	4,000	4,277	(a	)
Berkshire Hathaway Energy Co.
3.25%	04/15/28	16,000	16,523	(a	)

Elfun Diversified Fund Schedule of Investments	March 31, 2020 (Unaudited)

		Principal Amount	Fair Value
3.70%	07/15/30	$30,000	$32,251	(i	)
3.80%	07/15/48	14,000	14,423	(a	)
4.25%	10/15/50	35,000	40,033	(i	)
Berkshire Hathaway Finance Corp.
4.25%	01/15/49	42,000	51,693	(a	)
Berkshire Hathaway Inc.
4.50%	02/11/43	6,000	7,281	(a	)
BHP Billiton Finance USA Ltd.
5.00%	09/30/43	5,000	6,690	(a	)
Boardwalk Pipelines LP
4.80%	05/03/29	26,000	19,840	(a	)
Boston Scientific Corp.
4.70%	03/01/49	12,000	13,508	(a	)
BP Capital Markets America Inc.
3.00%	02/24/50	30,000	28,009	(a	)
3.02%	01/16/27	78,000	78,197	(a	)
3.22%	11/28/23	26,000	26,690	(a	)
Brighthouse Financial Inc.
3.70%	06/22/27	5,000	4,410	(a	)
4.70%	06/22/47	3,000	2,369	(a	)
Bristol-Myers Squibb Co.
3.20%	06/15/26	39,000	41,450	(a,i	)
3.40%	07/26/29	24,000	26,442	(a,i	)
3.45%	11/15/27	4,000	4,258	(a,i	)
4.13%	06/15/39	21,000	25,158	(a,i	)
4.25%	10/26/49	21,000	26,518	(a,i	)
4.35%	11/15/47	5,000	6,265	(a,i	)
4.55%	02/20/48	8,000	10,184	(a,i	)
Brixmor Operating Partnership LP
3.90%	03/15/27	12,000	11,475	(a	)
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.65%	01/15/23	7,000	6,819	(a	)
3.00%	01/15/22	18,000	17,792	(a	)
3.13%	01/15/25	8,000	7,509	(a	)
3.88%	01/15/27	16,000	15,283	(a	)
Brown-Forman Corp.
4.00%	04/15/38	5,000	5,162	(a	)
Bunge Limited Finance Corp.
3.75%	09/25/27	9,000	8,001	(a	)
Burlington Northern Santa Fe LLC
4.15%	12/15/48	22,000	25,882	(a	)
4.55%	09/01/44	35,000	41,933	(a	)
Cameron LNG LLC
3.30%	01/15/35	13,000	11,295	(a,i	)
Canadian Natural Resources Ltd.
3.85%	06/01/27	23,000	18,068	(a	)
4.95%	06/01/47	6,000	4,308	(a	)
Cantor Fitzgerald LP
4.88%	05/01/24	66,000	67,811	(a,i	)
Capital One Financial Corp.
3.75%	07/28/26	41,000	38,973	(a	)
4.75%	07/15/21	106,000	108,457	(a	)
Cardinal Health Inc.
2.62%	06/15/22	10,000	10,052	(a	)
3.08%	06/15/24	8,000	7,916	(a	)
Carlisle Companies Inc.
2.75%	03/01/30	35,000	30,526	(a	)
Carrier Global Corp.
2.72%	02/15/30	25,000	23,011	(a,i	)
3.38%	04/05/40	20,000	17,670	(a,i	)
3.58%	04/05/50	25,000	21,686	(a,i	)
Caterpillar Inc.
3.25%	09/19/49	26,000	26,059	(a	)
3.80%	08/15/42	6,000	6,602	(a	)
Centene Corp.
3.38%	02/15/30	56,000	52,132	(a,i	)
4.25%	12/15/27	68,000	66,646	(a,i	)
4.63%	12/15/29	21,000	21,093	(a,i	)
CenterPoint Energy Inc.
2.50%	09/01/22	62,000	61,697	(a	)
3.60%	11/01/21	23,000	22,960	(a	)
Charter Communications Operating LLC/Charter Communications Operating Capital

		Principal Amount	Fair Value
4.46%	07/23/22	$87,000	$90,178	(a	)
4.80%	03/01/50	14,000	14,668
4.91%	07/23/25	26,000	27,590	(a	)
5.05%	03/30/29	47,000	50,716	(a	)
5.75%	04/01/48	26,000	29,604	(a	)
6.38%	10/23/35	5,000	5,944	(a	)
6.48%	10/23/45	7,000	8,377	(a	)
Cheniere Corpus Christi Holdings LLC
5.88%	03/31/25	55,000	46,236	(a	)
Chevron Corp.
3.19%	06/24/23	17,000	17,776	(a	)
Chevron Phillips Chemical Company LLC/Chevron Phillips Chemical Company LP
5.13%	04/01/25	69,000	71,111	(a,f,i	)
Chubb INA Holdings Inc.
4.35%	11/03/45	16,000	19,711	(a	)
Cigna Corp.
2.40%	03/15/30	25,000	23,797	(a	)
3.25%	04/15/25	19,000	18,934	(a,i	)
3.40%	09/17/21 - 03/15/50	28,000	27,901	(a	)
3.40%	03/01/27	15,000	15,161	(a,i	)
3.75%	07/15/23	12,000	12,345	(a	)
3.88%	10/15/47	9,000	8,985	(a,i	)
4.13%	11/15/25	34,000	36,309	(a	)
4.38%	10/15/28	14,000	15,045	(a	)
4.80%	08/15/38	12,000	13,473	(a	)
4.90%	12/15/48	7,000	8,362	(a	)
Cisco Systems Inc.
5.90%	02/15/39	16,000	23,026	(a	)
Citigroup Inc.
2.70%	10/27/22	80,000	80,426	(a	)
4.45%	09/29/27	27,000	28,053	(a	)
4.65%	07/23/48	36,000	43,233	(a	)
4.75%	05/18/46	18,000	19,496	(a	)
5.50%	09/13/25	72,000	81,078	(a	)
Citigroup Inc. (2.88% fixed rate until 07/24/22; 0.95% + 3 month USD LIBOR thereafter)
2.88%	07/24/23	136,000	136,258	(a,d	)
Citigroup Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98%	11/05/30	27,000	26,191	(a,d	)
Citigroup Inc. (3.88% fixed rate until 01/24/38; 1.17% + 3 month USD LIBOR thereafter)
3.88%	01/24/39	15,000	15,845	(a,d	)
Citigroup Inc. (4.70% fixed rate until 01/30/25; 3.23% + SOFR thereafter)
4.70%	12/31/99	55,000	46,582	(a,d	)
CME Group Inc.
3.75%	06/15/28	17,000	19,006	(a	)
CMS Energy Corp.
4.88%	03/01/44	34,000	38,365	(a	)
CNA Financial Corp.
3.45%	08/15/27	11,000	10,550	(a	)
3.90%	05/01/29	26,000	25,867	(a	)
CNH Industrial Capital LLC
4.38%	11/06/20	20,000	19,809	(a	)
4.88%	04/01/21	20,000	20,085	(a	)
Comcast Corp.
3.10%	04/01/25	15,000	15,919	(a	)
3.20%	07/15/36	23,000	23,955	(a	)
3.25%	11/01/39	41,000	42,240	(a	)
3.38%	08/15/25	8,000	8,491	(a	)
3.45%	02/01/50	20,000	21,653	(a	)
3.97%	11/01/47	62,000	71,329	(a	)
4.15%	10/15/28	34,000	38,164	(a	)
4.60%	08/15/45	16,000	19,416	(a	)
4.70%	10/15/48	16,000	20,680	(a	)
CommonSpirit Health
4.35%	11/01/42	24,000	23,611
Conagra Brands Inc.
3.80%	10/22/21	42,000	42,270	(a	)
5.30%	11/01/38	15,000	16,345	(a	)
5.40%	11/01/48	13,000	14,538	(a	)

Elfun Diversified Fund Schedule of Investments	March 31, 2020 (Unaudited)

		Principal Amount	Fair Value
Conagra Brands Inc. (2.55% fixed rate until 04/13/20; 0.75% + 3 month USD LIBOR)
2.55%	10/22/20	$19,000	$18,771	(a,d	)
Concho Resources Inc.
3.75%	10/01/27	5,000	4,218	(a	)
4.30%	08/15/28	20,000	17,252	(a	)
4.88%	10/01/47	8,000	6,086	(a	)
ConocoPhillips Co.
4.30%	11/15/44	24,000	21,402	(a	)
Consolidated Edison Company of New York Inc.
2.90%	12/01/26	29,000	27,718	(a	)
3.35%	04/01/30	10,000	10,334
3.88%	06/15/47	16,000	16,229	(a	)
3.95%	04/01/50	20,000	21,274
Constellation Brands Inc.
3.15%	08/01/29	58,000	54,027	(a	)
3.70%	12/06/26	45,000	44,050	(a	)
4.50%	05/09/47	19,000	17,737	(a	)
Continental Resources Inc.
4.50%	04/15/23	96,000	53,244	(a	)
Corning Inc.
4.38%	11/15/57	15,000	15,801	(a	)
Crown Castle International Corp.
3.30%	07/01/30	40,000	39,672
4.15%	07/01/50	10,000	9,890
5.20%	02/15/49	16,000	17,213	(a	)
CSX Corp.
4.50%	03/15/49 - 08/01/54	41,000	46,521	(a	)
CubeSmart LP
4.38%	02/15/29	30,000	31,376	(a	)
CVS Health Corp.
3.00%	08/15/26	27,000	27,194	(a	)
3.25%	08/15/29	25,000	24,985	(a	)
3.35%	03/09/21	15,000	15,097	(a	)
3.63%	04/01/27	25,000	25,659	(a	)
3.88%	07/20/25	14,000	14,483	(a	)
4.10%	03/25/25	31,000	32,792	(a	)
4.25%	04/01/50	5,000	5,228	(a	)
4.30%	03/25/28	15,000	15,901	(a	)
4.78%	03/25/38	29,000	32,023	(a	)
5.00%	12/01/24	23,000	24,817	(a	)
5.05%	03/25/48	36,000	41,106	(a	)
5.13%	07/20/45	10,000	11,464	(a	)
Deere & Co.
2.75%	04/15/25	20,000	20,896
3.10%	04/15/30	15,000	16,068
3.75%	04/15/50	15,000	17,190
Dell International LLC/EMC Corp.
4.00%	07/15/24	32,000	32,348	(a,i	)
4.42%	06/15/21	37,000	36,974	(a,i	)
5.45%	06/15/23	17,000	17,473	(a,i	)
6.02%	06/15/26	7,000	7,243	(a,i	)
8.10%	07/15/36	4,000	4,573	(a,i	)
8.35%	07/15/46	5,000	5,855	(a,i	)
Deutsche Bank AG
2.70%	07/13/20	37,000	36,421	(a	)
Deutsche Telekom International Finance BV
2.49%	09/19/23	150,000	148,557	(a,i	)
Devon Energy Corp.
5.00%	06/15/45	8,000	5,124	(a	)
DH Europe Finance II Sarl
2.60%	11/15/29	22,000	21,883	(a	)
3.25%	11/15/39	14,000	13,438	(a	)
3.40%	11/15/49	7,000	6,917	(a	)
Diamondback Energy Inc.
2.88%	12/01/24	35,000	24,415	(a	)
3.25%	12/01/26	25,000	17,732	(a	)
3.50%	12/01/29	21,000	14,429	(a	)
5.38%	05/31/25	83,000	61,417	(a	)
Digital Realty Trust LP
3.60%	07/01/29	45,000	44,266	(a	)
Discovery Communications LLC

		Principal Amount	Fair Value
2.95%	03/20/23	$118,000	$117,539	(a	)
3.95%	03/20/28	19,000	18,668	(a	)
4.95%	05/15/42	6,000	5,785	(a	)
5.00%	09/20/37	10,000	10,006	(a	)
Dollar Tree Inc.
4.00%	05/15/25	50,000	51,374	(a	)
Dominion Energy Inc.
3.07%	08/15/24	25,000	24,818	(a,j	)
3.38%	04/01/30	40,000	39,598
Dover Corp.
2.95%	11/04/29	30,000	31,440	(a	)
DTE Energy Co.
2.85%	10/01/26	39,000	38,375	(a	)
3.85%	12/01/23	17,000	17,558	(a	)
Duke Energy Carolinas LLC
3.95%	03/15/48	16,000	18,103	(a	)
Duke Energy Corp.
1.80%	09/01/21	33,000	32,767	(a	)
3.55%	09/15/21	18,000	18,188	(a	)
3.75%	09/01/46	4,000	4,001	(a	)
Duke Energy Corp. (4.88% fixed rate until 09/16/24; 3.39% + 5 year CMT Rate thereafter)
4.88%	12/31/99	41,000	35,097	(a,d	)
Duke Energy Progress LLC
4.15%	12/01/44	23,000	25,135	(a	)
Duke Realty LP
3.05%	03/01/50	10,000	7,947	(a	)
3.25%	06/30/26	16,000	15,999	(a	)
3.38%	12/15/27	9,000	9,037	(a	)
DuPont de Nemours Inc.
5.32%	11/15/38	13,000	14,577	(a	)
5.42%	11/15/48	13,000	15,021	(a	)
Duquesne Light Holdings Inc.
3.62%	08/01/27	35,000	34,146	(a,i	)
Eastman Chemical Co.
3.50%	12/01/21	24,000	24,326	(a	)
3.60%	08/15/22	7,000	7,383	(a	)
4.50%	01/15/21	53,000	53,525	(a	)
4.65%	10/15/44	27,000	29,087	(a	)
Eaton Corp.
3.10%	09/15/27	16,000	16,092	(a	)
Edison International
2.40%	09/15/22	83,000	80,034	(a	)
4.95%	04/15/25	45,000	44,896
5.75%	06/15/27	10,000	10,392	(a	)
Eli Lilly & Co.
3.95%	03/15/49	21,000	26,419	(a	)
Emera US Finance LP
4.75%	06/15/46	6,000	5,598	(a	)
Enbridge Energy Partners LP
5.50%	09/15/40	6,000	5,805	(a	)
Energy Transfer Operating LP
4.25%	03/15/23	23,000	20,696	(a	)
4.50%	04/15/24	27,000	24,296	(a	)
4.95%	06/15/28	9,000	7,582	(a	)
6.13%	12/15/45	7,000	6,003	(a	)
6.50%	02/01/42	18,000	15,845	(a	)
Energy Transfer Operating LP (6.75% fixed rate until 05/15/25; 5.13% + 5 year CMT Rate thereafter)
6.75%	12/31/99	85,000	51,779	(a,d	)
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%	11/01/23	17,000	15,350	(a	)
Entergy Louisiana LLC
3.05%	06/01/31	19,000	19,088	(a	)
4.00%	03/15/33	14,000	15,515	(a	)
Enterprise Products Operating LLC
4.25%	02/15/48	48,000	45,586	(a	)
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.03% + 3 month USD LIBOR thereafter)
5.25%	08/16/77	11,000	7,571	(a,d	)
EOG Resources Inc.
4.15%	01/15/26	6,000	6,188	(a	)

Elfun Diversified Fund Schedule of Investments	March 31, 2020 (Unaudited)

		Principal Amount	Fair Value
5.10%	01/15/36	$12,000	$11,805	(a	)
EPR Properties
4.95%	04/15/28	16,000	14,532	(a	)
Equinor ASA
3.25%	11/18/49	15,000	14,923
ERP Operating LP
4.50%	07/01/44	14,000	15,554	(a	)
Essex Portfolio LP
2.65%	03/15/32	15,000	13,556	(a	)
Eversource Energy
3.45%	01/15/50	55,000	50,497	(a	)
Exelon Corp.
3.50%	06/01/22	22,000	21,360	(a	)
4.05%	04/15/30	41,000	41,835
4.45%	04/15/46	27,000	26,832	(a	)
4.70%	04/15/50	27,000	28,361
FedEx Corp.
4.10%	02/01/45	33,000	29,474	(a	)
FirstEnergy Corp.
3.90%	07/15/27	6,000	6,095	(a	)
FirstEnergy Transmission LLC
4.55%	04/01/49	23,000	22,982	(a,i	)
Fiserv Inc.
3.50%	07/01/29	20,000	20,734	(a	)
4.40%	07/01/49	10,000	10,560	(a	)
Florida Power & Light Co.
2.85%	04/01/25	50,000	52,186	(a	)
4.13%	02/01/42	19,000	21,572	(a	)
Ford Motor Co.
4.35%	12/08/26	38,000	29,689	(a	)
General Dynamics Corp.
3.25%	04/01/25	5,000	5,317	(a	)
4.25%	04/01/50	10,000	12,534	(a	)
General Mills Inc.
2.88%	04/15/30	15,000	14,970
3.70%	10/17/23	23,000	23,934	(a	)
4.55%	04/17/38	19,000	20,896	(a	)
4.70%	04/17/48	14,000	15,935	(a	)
General Motors Co.
5.20%	04/01/45	5,000	3,830	(a	)
5.40%	04/01/48	12,000	8,461	(a	)
General Motors Financial Company Inc.
3.45%	01/14/22 - 04/10/22	139,000	129,308	(a	)
3.55%	04/09/21	59,000	56,445	(a	)
4.20%	11/06/21	105,000	98,559	(a	)
5.25%	03/01/26	47,000	41,392	(a	)
Georgia-Pacific LLC
3.60%	03/01/25	86,000	90,829	(a,i	)
Gilead Sciences Inc.
2.95%	03/01/27	5,000	5,165	(a	)
3.50%	02/01/25	14,000	14,983	(a	)
3.65%	03/01/26	14,000	15,116	(a	)
4.15%	03/01/47	30,000	36,590	(a	)
4.80%	04/01/44	12,000	15,355	(a	)
GlaxoSmithKline Capital Inc.
3.38%	05/15/23	29,000	30,489	(a	)
3.63%	05/15/25	29,000	31,419	(a	)
GlaxoSmithKline Capital PLC
3.38%	06/01/29	30,000	32,269	(a	)
Glencore Finance Canada Ltd.
4.95%	11/15/21	18,000	17,780	(a,i	)
Halliburton Co.
3.80%	11/15/25	2,000	1,876	(a	)
5.00%	11/15/45	14,000	10,812	(a	)
HCA Inc.
4.13%	06/15/29	15,000	14,984	(a	)
Hess Corp.
5.60%	02/15/41	5,000	3,432	(a	)
5.80%	04/01/47	4,000	2,691	(a	)
Hewlett Packard Enterprise Co.
6.35%	10/15/45	5,000	5,979	(a	)

		Principal Amount	Fair Value
Highwoods Realty LP
4.13%	03/15/28	$17,000	$17,583	(a	)
4.20%	04/15/29	36,000	37,884	(a	)
Honeywell International Inc.
2.70%	08/15/29	32,000	32,225	(a	)
HSBC Holdings PLC (6.50% fixed rate until 03/23/28; 3.61% + USD 5 year Mid-Market Swap Rate thereafter)
6.50%	12/31/99	50,000	46,776	(a,d	)
Huntington Bancshares Inc.
2.55%	02/04/30	45,000	40,840	(a	)
Hyundai Capital America
3.10%	04/05/22	14,000	13,689	(a,i	)
Ingersoll-Rand Luxembourg Finance S.A.
3.55%	11/01/24	25,000	24,878	(a	)
3.80%	03/21/29	34,000	34,947	(a	)
Intel Corp.
2.45%	11/15/29	82,000	83,138	(a	)
2.60%	05/19/26	38,000	38,939	(a	)
2.88%	05/11/24	16,000	16,537	(a	)
3.10%	02/15/60	40,000	41,635	(a	)
International Paper Co.
4.40%	08/15/47	20,000	19,962	(a	)
Interstate Power & Light Co.
3.40%	08/15/25	125,000	131,599	(a	)
Jabil Inc.
3.95%	01/12/28	20,000	18,929	(a	)
Jefferies Group LLC
5.13%	01/20/23	47,000	47,825	(a	)
John Deere Capital Corp.
2.45%	01/09/30	70,000	71,056	(a	)
Johnson & Johnson
3.63%	03/03/37	17,000	19,856	(a	)
Johnson Controls International PLC
4.50%	02/15/47	6,000	6,407	(a	)
JPMorgan Chase & Co.
3.30%	04/01/26	76,000	79,239	(a	)
3.63%	12/01/27	14,000	14,741	(a	)
JPMorgan Chase & Co. (3.51% fixed rate until 01/23/28; 0.95% + 3 month USD LIBOR thereafter)
3.51%	01/23/29	52,000	53,999	(a,d	)
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter)
3.88%	07/24/38	33,000	36,816	(a,d	)
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter)
3.90%	01/23/49	22,000	25,281	(a,d	)
JPMorgan Chase & Co. (3.96% fixed rate until 01/29/26; 1.25% + 3 month USD LIBOR thereafter)
3.96%	01/29/27	50,000	53,721	(a,d	)
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.12% + 3 month USD LIBOR thereafter)
4.01%	04/23/29	26,000	27,982	(a,d	)
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.46% + 3 month USD LIBOR thereafter)
4.03%	07/24/48	20,000	22,220	(a,d	)
JPMorgan Chase & Co. (4.60% fixed rate until 02/01/25; 3.13% + SOFR thereafter)
4.60%	12/31/99	54,000	47,544	(a,d	)
JPMorgan Chase & Co. (5.24% fixed rate until 4/30/20; 3.47% + 3 month USD LIBOR thereafter)
5.24%	12/29/49	20,000	17,927	(a,d	)
JPMorgan Chase & Co. (6.10% fixed rate until 10/01/24; 3.33% + 3 month USD LIBOR thereafter)
6.10%	10/29/49	82,000	80,298	(a,d	)
Keurig Dr Pepper Inc.
4.50%	11/15/45	15,000	15,890	(a	)
4.60%	05/25/28	11,000	12,040	(a	)
KeyCorp
2.25%	04/06/27	72,000	67,002	(a	)
Kinder Morgan Energy Partners LP
3.50%	03/01/21	67,000	66,209	(a	)
4.70%	11/01/42	5,000	4,711	(a	)
5.00%	03/01/43	11,000	10,097	(a	)

Elfun Diversified Fund Schedule of Investments	March 31, 2020 (Unaudited)

		Principal Amount	Fair Value
5.30%	09/15/20	$21,000	$20,960	(a	)
6.38%	03/01/41	13,000	10,951	(a	)
Kinder Morgan Inc.
5.05%	02/15/46	13,000	12,429	(a	)
KLA Corp.
3.30%	03/01/50	25,000	23,599	(a	)
4.65%	11/01/24	28,000	29,625	(a	)
Kraft Heinz Foods Co.
2.80%	07/02/20	4,000	4,011	(a	)
Kreditanstalt fuer Wiederaufbau
2.00%	10/04/22	46,000	47,651
L3Harris Technologies Inc.
3.85%	12/15/26	19,000	19,959	(a,i	)
Lam Research Corp.
4.00%	03/15/29	35,000	38,706	(a	)
Las Vegas Sands Corp.
3.50%	08/18/26	20,000	18,324	(a	)
Lear Corp.
4.25%	05/15/29	31,000	27,186	(a	)
5.25%	05/15/49	15,000	12,993	(a	)
Lincoln National Corp.
3.63%	12/12/26	30,000	30,194	(a	)
4.35%	03/01/48	14,000	12,962	(a	)
Lockheed Martin Corp.
3.55%	01/15/26	17,000	18,221	(a	)
3.80%	03/01/45	6,000	6,659	(a	)
4.50%	05/15/36	23,000	26,324	(a	)
Lowe’s Companies Inc.
3.70%	04/15/46	5,000	4,839	(a	)
4.00%	04/15/25	20,000	21,409	(a	)
4.05%	05/03/47	13,000	13,305	(a	)
4.55%	04/05/49	17,000	18,709	(a	)
5.13%	04/15/50	15,000	18,364	(a	)
LYB International Finance BV
4.88%	03/15/44	5,000	5,365	(a	)
LYB International Finance II BV
3.50%	03/02/27	7,000	6,799	(a	)
Marathon Oil Corp.
3.85%	06/01/25	12,000	8,559	(a	)
Marsh & McLennan Companies Inc.
3.50%	03/10/25	21,000	22,003	(a	)
4.90%	03/15/49	42,000	51,432	(a	)
Masco Corp.
3.50%	11/15/27	5,000	4,653	(a	)
Mastercard Inc.
3.85%	03/26/50	10,000	12,301	(a	)
McDonald’s Corp.
3.30%	07/01/25	30,000	31,255
3.60%	07/01/30	55,000	58,067
3.63%	09/01/49	14,000	14,090	(a	)
3.70%	01/30/26	25,000	26,375	(a	)
3.80%	04/01/28	24,000	25,374	(a	)
4.20%	04/01/50	35,000	39,200
4.88%	12/09/45	13,000	15,141	(a	)
McKesson Corp.
3.65%	11/30/20	119,000	119,917	(a	)
Medtronic Inc.
4.63%	03/15/45	6,000	7,998	(a	)
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	24,000	27,636	(a	)
Merck & Company Inc.
2.75%	02/10/25	44,000	46,413	(a	)
4.00%	03/07/49	8,000	10,024	(a	)
MetLife Inc.
4.05%	03/01/45	6,000	6,350	(a	)
4.72%	12/15/44	20,000	22,360	(a	)
Microsoft Corp.
2.40%	08/08/26	23,000	24,417	(a	)
3.45%	08/08/36	14,000	15,638	(a	)
3.50%	02/12/35	16,000	18,795	(a	)
3.70%	08/08/46	56,000	67,062	(a	)
3.95%	08/08/56	20,000	24,944	(a	)

		Principal Amount	Fair Value
4.10%	02/06/37	$4,000	$4,828	(a	)
4.50%	02/06/57	5,000	6,895	(a	)
Molson Coors Beverage Co.
2.10%	07/15/21	42,000	41,248	(a	)
4.20%	07/15/46	7,000	6,319	(a	)
Morgan Stanley
2.75%	05/19/22	70,000	70,400	(a	)
3.63%	01/20/27	5,000	5,348	(a	)
3.70%	10/23/24	13,000	13,728	(a	)
3.95%	04/23/27	116,000	119,261	(a	)
4.35%	09/08/26	55,000	59,688	(a	)
4.38%	01/22/47	20,000	24,337	(a	)
Morgan Stanley (2.72% fixed rate until 07/22/24; 1.15% + SOFR thereafter)
2.72%	07/22/25	89,000	89,427	(a,d	)
Morgan Stanley (3.62% fixed rate until 04/01/30; 3.12% + SOFR thereafter)
3.62%	04/01/31	35,000	36,793	(d	)
Morgan Stanley (3.97% fixed rate until 07/22/37; 1.46% + 3 month USD LIBOR thereafter)
3.97%	07/22/38	20,000	21,318	(a,d	)
MPLX LP
3.38%	03/15/23	15,000	13,655	(a	)
5.20%	12/01/47	12,000	9,626	(a,i	)
5.25%	01/15/25	177,000	164,033	(a,i	)
6.25%	10/15/22	44,000	40,392	(a,i	)
MPLX LP 1.10% + 3 month USD LIBOR
2.10%	09/09/22	55,000	52,444	(a,d	)
Mylan Inc.
5.20%	04/15/48	15,000	14,935	(a	)
Mylan N.V.
3.15%	06/15/21	16,000	15,799	(a	)
3.95%	06/15/26	7,000	7,110	(a	)
National Oilwell Varco Inc.
3.60%	12/01/29	41,000	30,843	(a	)
National Retail Properties Inc.
4.00%	11/15/25	23,000	23,851	(a	)
Newfield Exploration Co.
5.63%	07/01/24	137,000	68,225	(a	)
Newmont Corp.
2.25%	10/01/30	35,000	32,607	(a	)
4.88%	03/15/42	20,000	23,521	(a	)
Nexen Inc.
6.40%	05/15/37	8,000	10,814
NextEra Energy Capital Holdings Inc.
3.25%	04/01/26	34,000	34,806	(a	)
NextEra Energy Capital Holdings Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 month USD LIBOR thereafter)
5.65%	05/01/79	23,000	21,307	(a,d	)
NIKE Inc.
2.40%	03/27/25	69,000	71,946
2.85%	03/27/30	35,000	37,078
3.38%	03/27/50	30,000	32,938
NiSource Inc.
3.95%	03/30/48	8,000	8,178	(a	)
Noble Energy Inc.
3.85%	01/15/28	48,000	33,959	(a	)
3.90%	11/15/24	17,000	13,700	(a	)
4.20%	10/15/49	13,000	7,026	(a	)
5.05%	11/15/44	6,000	3,522	(a	)
Nordstrom Inc.
4.38%	04/01/30	15,000	12,045	(a	)
5.00%	01/15/44	2,000	1,397	(a	)
Norfolk Southern Corp.
3.95%	10/01/42	18,000	19,289	(a	)
Northrop Grumman Corp.
2.55%	10/15/22	10,000	9,993	(a	)
3.85%	04/15/45	5,000	5,463	(a	)
4.03%	10/15/47	4,000	4,571	(a	)
Novartis Capital Corp.
2.20%	08/14/30	21,000	21,481	(a	)
3.00%	11/20/25	4,000	4,294	(a	)
Nucor Corp.
3.95%	05/01/28	25,000	25,399	(a	)

Elfun Diversified Fund Schedule of Investments	March 31, 2020 (Unaudited)

		Principal Amount	Fair Value
Nutrien Ltd.
4.00%	12/15/26	$9,000	$9,236	(a	)
4.90%	06/01/43	14,000	15,702	(a	)
NVIDIA Corp.
2.85%	04/01/30	15,000	15,713
3.50%	04/01/50	35,000	38,379
Occidental Petroleum Corp.
2.70%	08/15/22	35,000	24,988	(a	)
2.90%	08/15/24	18,000	9,896	(a	)
4.85%	03/15/21	4,000	3,352	(a	)
Olahoma G & E Co.
3.25%	04/01/30	25,000	25,127
Omnicom Group Inc./Omnicom Capital Inc.
3.63%	05/01/22	17,000	17,270	(a	)
Oncor Electric Delivery Company LLC
3.80%	09/30/47	8,000	8,381	(a	)
ONEOK Inc.
4.35%	03/15/29	26,000	21,227	(a	)
5.20%	07/15/48	35,000	27,806	(a	)
Oracle Corp.
2.40%	09/15/23	14,000	14,262	(a	)
2.50%	04/01/25	41,000	41,597	(f	)
2.65%	07/15/26	26,000	26,459	(a	)
2.95%	04/01/30	41,000	41,356
3.60%	04/01/50	27,000	26,957
3.80%	11/15/37	8,000	8,203	(a	)
4.00%	07/15/46 - 11/15/47	43,000	46,212	(a	)
Otis Worldwide Corp.
2.06%	04/05/25	35,000	34,191	(a,i	)
2.57%	02/15/30	15,000	14,527	(a,i	)
3.36%	02/15/50	15,000	14,551	(a,i	)
Owens Corning
4.40%	01/30/48	10,000	8,637	(a	)
PacifiCorp
6.25%	10/15/37	33,000	42,280	(a	)
Parker-Hannifin Corp.
3.25%	06/14/29	25,000	25,398	(a	)
PayPal Holdings Inc.
2.65%	10/01/26	35,000	34,236	(a	)
PepsiCo Inc.
2.63%	07/29/29	35,000	36,522	(a	)
3.45%	10/06/46	7,000	7,883	(a	)
Petroleos Mexicanos
5.35%	02/12/28	15,000	10,339
5.63%	01/23/46	19,000	11,564
6.35%	02/12/48	15,000	9,354
6.49%	01/23/27	15,000	11,053	(i	)
6.50%	03/13/27	40,000	29,618
7.69%	01/23/50	22,000	14,952	(i	)
Pfizer Inc.
2.63%	04/01/30	20,000	21,040
3.45%	03/15/29	11,000	12,109	(a	)
3.60%	09/15/28	34,000	37,229	(a	)
3.90%	03/15/39	17,000	19,686	(a	)
4.13%	12/15/46	11,000	13,473	(a	)
4.40%	05/15/44	6,000	7,563	(a	)
Philip Morris International Inc.
3.38%	08/15/29	19,000	20,003	(a	)
4.13%	03/04/43	8,000	8,478	(a	)
Phillips 66 Partners LP
3.75%	03/01/28	19,000	17,511	(a	)
4.68%	02/15/45	17,000	13,905	(a	)
Plains All American Pipeline LP/PAA Finance Corp.
3.55%	12/15/29	69,000	48,858	(a	)
3.65%	06/01/22	37,000	33,925	(a	)
PPL Capital Funding Inc.
3.10%	05/15/26	29,000	28,717	(a	)
Precision Castparts Corp.
4.38%	06/15/45	11,000	12,223	(a	)
Prologis LP
4.38%	02/01/29	24,000	25,972	(a	)

		Principal Amount	Fair Value
Prudential Financial Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 month USD LIBOR thereafter)
5.70%	09/15/48	$33,000	$28,249	(a,d	)
Public Service Company of Colorado
3.70%	06/15/28	31,000	32,978	(a	)
Public Service Electric & Gas Co.
2.38%	05/15/23	46,000	45,734	(a	)
QUALCOMM Inc.
2.90%	05/20/24	8,000	8,277	(a	)
3.00%	05/20/22	7,000	7,136	(a	)
3.25%	05/20/27	4,000	4,208	(a	)
4.30%	05/20/47	5,000	6,096	(a	)
Quest Diagnostics Inc.
2.95%	06/30/30	10,000	9,779	(a	)
Realty Income Corp.
3.00%	01/15/27	9,000	8,559	(a	)
Reynolds American Inc.
4.45%	06/12/25	5,000	5,110	(a	)
Rio Tinto Finance USA PLC
4.13%	08/21/42	11,000	12,954	(a	)
Rockwell Automation Inc.
4.20%	03/01/49	18,000	20,404	(a	)
Rockwell Collins Inc.
3.50%	03/15/27	22,000	22,714	(a	)
Rogers Communications Inc.
5.00%	03/15/44	5,000	5,935	(a	)
Roper Technologies Inc.
2.95%	09/15/29	28,000	27,748	(a	)
RPM International Inc.
3.75%	03/15/27	16,000	15,179	(a	)
Ryder System Inc.
2.90%	12/01/26	75,000	73,443	(a	)
Sabine Pass Liquefaction LLC
4.20%	03/15/28	18,000	15,413	(a	)
5.00%	03/15/27	6,000	5,290	(a	)
5.88%	06/30/26	41,000	37,246	(a	)
Santander Holdings USA Inc.
3.70%	03/28/22	57,000	56,321	(a	)
4.40%	07/13/27	15,000	14,334	(a	)
Schlumberger Holdings Corp.
3.90%	05/17/28	36,000	33,489	(a,i	)
Selective Insurance Group Inc.
5.38%	03/01/49	8,000	8,726	(a	)
Sempra Energy
3.80%	02/01/38	10,000	9,515	(a	)
4.00%	02/01/48	12,000	12,048	(a	)
Shell International Finance BV
2.38%	08/21/22	38,000	38,187	(a	)
3.13%	11/07/49	55,000	54,619	(a	)
3.75%	09/12/46	12,000	12,911	(a	)
4.13%	05/11/35	15,000	17,207	(a	)
Shire Acquisitions Investments Ireland DAC
2.40%	09/23/21	24,000	23,791	(a	)
2.88%	09/23/23	21,000	21,216	(a	)
3.20%	09/23/26	6,000	6,106	(a	)
Simon Property Group LP
3.38%	06/15/27	20,000	19,432	(a	)
Southern California Edison Co.
2.40%	02/01/22	28,000	27,502	(a	)
2.90%	03/01/21	46,000	45,844	(a	)
4.00%	04/01/47	51,000	53,408	(a	)
4.20%	03/01/29	38,000	40,487	(a	)
Southern Company Gas Capital Corp.
3.95%	10/01/46	27,000	24,100	(a	)
4.40%	05/30/47	4,000	4,153	(a	)
Southern Copper Corp.
5.88%	04/23/45	12,000	12,691	(a	)
Southwest Airlines Co.
2.63%	02/10/30	41,000	34,369	(a	)
Southwestern Electric Power Co.
2.75%	10/01/26	19,000	18,042	(a	)

Elfun Diversified Fund Schedule of Investments	March 31, 2020 (Unaudited)

		Principal Amount	Fair Value
Spectra Energy Partners LP
3.38%	10/15/26	$5,000	$4,621	(a	)
4.50%	03/15/45	4,000	3,644	(a	)
Spirit Realty LP
4.00%	07/15/29	30,000	28,289	(a	)
Starbucks Corp.
4.00%	11/15/28	16,000	17,107	(a	)
Steel Dynamics Inc.
3.45%	04/15/30	20,000	18,089	(a	)
4.13%	09/15/25	117,000	108,239	(a	)
Sumitomo Mitsui Financial Group Inc.
2.78%	07/12/22	46,000	46,305	(a	)
Suncor Energy Inc.
4.00%	11/15/47	5,000	4,620	(a	)
Sunoco Logistics Partners Operations LP
5.30%	04/01/44	19,000	13,113	(a	)
Sysco Corp.
3.25%	07/15/27	17,000	15,517	(a	)
5.65%	04/01/25	15,000	15,668	(f	)
5.95%	04/01/30	10,000	10,550	(f	)
6.60%	04/01/50	5,000	5,373	(f	)
Takeda Pharmaceutical Company Ltd.
4.00%	11/26/21	200,000	203,238	(a	)
Tampa Electric Co.
4.35%	05/15/44	32,000	34,844	(a	)
Target Corp.
2.25%	04/15/25	41,000	41,907
2.50%	04/15/26	18,000	18,491	(a	)
2.65%	09/15/30	10,000	10,427
Teck Resources Ltd.
5.40%	02/01/43	8,000	6,273	(a	)
Telefonica Emisiones S.A.
4.10%	03/08/27	150,000	154,578	(a	)
Texas Instruments Inc.
3.88%	03/15/39	19,000	21,733	(a	)
The Allstate Corp.
4.20%	12/15/46	10,000	11,561	(a	)
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75%	08/15/53	39,000	34,667	(a,d	)
The Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.13% + 3 month USD LIBOR thereafter)
4.63%	12/29/49	71,000	62,685	(a,d	)
The Bank of Nova Scotia (4.65% fixed rate until 10/12/22; 2.65% + 3 month USD LIBOR thereafter)
4.65%	12/31/99	42,000	33,112	(a,d	)
The Boeing Co.
2.70%	02/01/27	50,000	45,756	(a	)
2.95%	02/01/30	15,000	13,865	(a	)
3.25%	03/01/28	14,000	13,222	(a	)
3.55%	03/01/38	10,000	8,771	(a	)
3.75%	02/01/50	15,000	13,677	(a	)
The Cleveland Electric Illuminating Co.
4.55%	11/15/30	64,000	67,621	(a,i	)
The Dow Chemical Co.
4.25%	10/01/34	20,000	19,158	(a	)
5.55%	11/30/48	17,000	19,295	(a	)
The Estee Lauder Companies Inc.
2.38%	12/01/29	20,000	19,386	(a	)
3.13%	12/01/49	15,000	14,519	(a	)
The George Washington University
4.13%	09/15/48	25,000	27,224
The Goldman Sachs Group Inc.
2.60%	02/07/30	25,000	23,522	(a	)
3.50%	04/01/25 - 11/16/26	82,000	84,155	(a	)
3.85%	01/26/27	35,000	35,782	(a	)
4.25%	10/21/25	14,000	14,519	(a	)
5.15%	05/22/45	25,000	28,089	(a	)
The Goldman Sachs Group Inc. (2.88% fixed rate until 10/31/21; 0.82% + 3 month USD LIBOR thereafter)
2.88%	10/31/22	86,000	86,226	(a,d	)

		Principal Amount	Fair Value
The Goldman Sachs Group Inc. (2.91% fixed rate until 06/05/22; 1.05% + 3 month USD LIBOR thereafter)
2.91%	06/05/23	$171,000	$171,434	(a,d	)
The Goldman Sachs Group Inc. (3.81% fixed rate until 04/23/28; 1.16% + 3 month USD LIBOR thereafter)
3.81%	04/23/29	26,000	26,862	(a,d	)
The Goldman Sachs Group Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter)
4.02%	10/31/38	16,000	16,446	(a,d	)
The Goldman Sachs Group Inc. (4.22% fixed rate until 05/01/28; 1.30% + 3 month USD LIBOR thereafter)
4.22%	05/01/29	43,000	45,370	(a,d	)
The Hartford Financial Services Group Inc.
2.80%	08/19/29	60,000	58,420	(a	)
The Hartford Financial Services Group Inc. (3.82% fixed rate until 05/01/20; 2.13% + 3 month USD LIBOR)
3.82%	02/12/47	30,000	19,478	(a,d,i	)
The Home Depot Inc.
2.70%	04/15/30	30,000	30,612
3.35%	04/15/50	55,000	57,898
3.50%	09/15/56	12,000	12,297	(a	)
3.90%	12/06/28 - 06/15/47	28,000	31,124	(a	)
4.50%	12/06/48	15,000	18,247	(a	)
The Interpublic Group of Companies Inc.
3.75%	10/01/21	46,000	46,477	(a	)
The Kroger Co.
2.95%	11/01/21	40,000	40,388	(a	)
4.65%	01/15/48	9,000	9,936	(a	)
The Mosaic Co.
5.63%	11/15/43	4,000	3,579	(a	)
The Procter & Gamble Co.
2.45%	03/25/25	28,000	29,495	(a	)
3.60%	03/25/50	10,000	12,417	(a	)
The Sherwin-Williams Co.
3.45%	06/01/27	6,000	6,057	(a	)
4.50%	06/01/47	17,000	18,592	(a	)
The Southern Co.
3.25%	07/01/26	9,000	8,918	(a	)
4.40%	07/01/46	4,000	4,161	(a	)
The Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + USD 5 year Swap Rate thereafter)
3.63%	09/15/31	60,000	59,659	(a,d	)
The Walt Disney Co.
3.38%	11/15/26	4,000	4,185	(a	)
4.00%	10/01/23	61,000	65,182	(a	)
4.75%	11/15/46	6,000	7,611	(a	)
6.65%	11/15/37	35,000	49,262	(a	)
The Williams Companies Inc.
3.75%	06/15/27	4,000	3,709	(a	)
4.85%	03/01/48	17,000	15,889	(a	)
5.40%	03/04/44	5,000	4,503	(a	)
Thermo Fisher Scientific Inc.
4.13%	03/25/25	10,000	10,761	(a	)
4.50%	03/25/30	10,000	11,287	(a	)
Time Warner Cable LLC
4.50%	09/15/42	5,000	4,765	(a	)
6.55%	05/01/37	16,000	18,903	(a	)
TJX Companies Inc.
3.50%	04/15/25	30,000	30,754
3.88%	04/15/30	25,000	25,881
4.50%	04/15/50	15,000	16,192
Total Capital International S.A.
3.46%	02/19/29	54,000	57,242	(a	)
TransCanada PipeLines Ltd.
4.25%	05/15/28	47,000	47,780	(a	)
4.88%	01/15/26	9,000	9,754	(a	)
Transcontinental Gas Pipe Line Company LLC
4.00%	03/15/28	19,000	17,434	(a	)
Trinity Health Corp.
3.43%	12/01/48	11,000	11,515	(a	)

Elfun Diversified Fund Schedule of Investments	March 31, 2020 (Unaudited)

		Principal Amount	Fair Value
Truist Bank (3.50% fixed rate until 08/02/21; 0.59% + 3 month USD LIBOR thereafter)
3.50%	08/02/22	$28,000	$28,798	(a,d	)
Truist Financial Corp. (4.80% fixed rate until 09/01/24; 3.00% + 5 year CMT Rate thereafter)
4.80%	12/31/99	73,000	60,510	(a,d	)
TWDC Enterprises 18 Corp.
4.13%	06/01/44	8,000	8,795	(a	)
Tyco Electronics Group S.A.
3.13%	08/15/27	19,000	20,063	(a	)
Tyson Foods Inc.
4.00%	03/01/26	53,000	56,071	(a	)
4.55%	06/02/47	4,000	4,457	(a	)
U.S. Bancorp (5.13% fixed rate until 01/15/21; 3.49% + 3 month USD LIBOR thereafter)
5.13%	12/29/49	64,000	59,951	(a,d	)
UDR Inc.
3.00%	08/15/31	20,000	18,891	(a	)
Union Pacific Corp.
3.50%	06/08/23	37,000	38,311	(a	)
3.60%	09/15/37	8,000	8,286	(a	)
4.10%	09/15/67	14,000	14,435	(a	)
4.30%	03/01/49	16,000	18,121	(a	)
United Technologies Corp.
3.13%	05/04/27	66,000	67,281	(a	)
3.65%	08/16/23	4,000	4,219	(a	)
3.95%	08/16/25	14,000	15,253	(a	)
4.13%	11/16/28	6,000	6,580	(a	)
4.15%	05/15/45	17,000	18,416	(a	)
4.45%	11/16/38	16,000	17,955	(a	)
4.50%	06/01/42	12,000	13,697	(a	)
UnitedHealth Group Inc.
4.45%	12/15/48	31,000	37,320	(a	)
4.75%	07/15/45	28,000	35,867	(a	)
Vale S.A.
5.63%	09/11/42	8,000	8,028	(a	)
Valero Energy Corp.
4.00%	04/01/29	34,000	31,617	(a	)
Ventas Realty LP
3.25%	10/15/26	29,000	27,457	(a	)
Verizon Communications Inc.
4.33%	09/21/28	24,000	27,206	(a	)
4.40%	11/01/34	43,000	49,789	(a	)
4.52%	09/15/48	17,000	21,454	(a	)
4.67%	03/15/55	16,000	20,344	(a	)
4.86%	08/21/46	91,000	118,516	(a	)
5.25%	03/16/37	16,000	20,351	(a	)
ViacomCBS Inc.
2.90%	01/15/27	11,000	9,862	(a	)
3.45%	10/04/26	11,000	10,279	(a	)
3.70%	06/01/28	14,000	12,667	(a	)
5.25%	04/01/44	5,000	4,755	(a	)
Virginia Electric & Power Co.
4.00%	11/15/46	31,000	34,068	(a	)
Visa Inc.
1.90%	04/15/27	110,000	109,690
2.05%	04/15/30	25,000	24,964
2.70%	04/15/40	15,000	14,890
4.30%	12/14/45	14,000	17,513	(a	)
Vistra Operations Company LLC
3.55%	07/15/24	68,000	63,972	(a,i	)
Vodafone Group PLC
4.38%	05/30/28	25,000	26,340	(a	)
5.25%	05/30/48	12,000	14,237	(a	)
Vornado Realty LP
3.50%	01/15/25	14,000	13,430	(a	)
Vulcan Materials Co.
3.90%	04/01/27	6,000	6,021	(a	)
Walmart Inc.
3.63%	12/15/47	14,000	16,381	(a	)
3.70%	06/26/28	29,000	32,546	(a	)
3.95%	06/28/38	14,000	16,547	(a	)

		Principal Amount	Fair Value
4.05%	06/29/48	$16,000	$19,921	(a	)
WEC Energy Group Inc.
3.55%	06/15/25	45,000	45,583	(a	)
Wells Fargo & Co.
4.15%	01/24/29	37,000	40,314	(a	)
4.75%	12/07/46	77,000	86,355	(a	)
Wells Fargo & Co. (2.88% fixed rate until 10/30/29; 1.17% + 3 month USD LIBOR thereafter)
2.88%	10/30/30	14,000	13,863	(a,d	)
Wells Fargo & Co. (3.20% fixed rate until 06/17/26; 1.17% + 3 month USD LIBOR thereafter)
3.20%	06/17/27	60,000	61,745	(a,d	)
Wells Fargo & Co. (5.88% fixed rate until 06/15/25; 3.99% + 3 month USD LIBOR thereafter)
5.88%	12/29/49	41,000	41,656	(a,d	)
Western Midstream Operating LP
3.10%	02/01/25	65,000	33,147	(a	)
5.38%	06/01/21	46,000	36,825	(a	)
Westpac Banking Corp. (2.89% fixed rate until 02/04/25; 1.35% + 5 year CMT Rate thereafter)
2.89%	02/04/30	54,000	51,869	(a,d	)
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 year CMT Rate thereafter)
4.11%	07/24/34	31,000	29,786	(a,d	)
Weyerhaeuser Co.
4.00%	04/15/30	69,000	69,689
Willis North America Inc.
3.60%	05/15/24	22,000	22,395	(a	)
WPP Finance 2010
3.75%	09/19/24	24,000	24,246	(a	)
WRKCo Inc.
3.00%	09/15/24	17,000	16,448	(a	)
Xcel Energy Inc.
3.40%	06/01/30	35,000	35,722	(f	)
Xilinx Inc.
2.95%	06/01/24	14,000	13,753	(a	)
Zoetis Inc.
3.00%	09/12/27	7,000	7,106	(a	)
3.90%	08/20/28	17,000	18,702	(a	)
			20,907,823
Non-Agency Collateralized Mortgage Obligations – 1.3%
Banc of America Commercial Mortgage Trust 2016-UBS10
4.91%	07/15/49	82,000	80,466	(a,d	)
BANK 2019-BNK17
4.52%	04/15/52	34,000	29,114	(a,d	)
BX Commercial Mortgage Trust 2018-IND 0.75% + 1 month USD LIBOR
1.45%	11/15/35	90,473	85,389	(a,d,i	)
Cantor Commercial Real Estate Lending 2019-CF3
3.01%	01/15/53	139,000	140,994	(a	)
CD 2019-CD8 Mortgage Trust
2.91%	08/15/57	246,000	254,687	(a	)
Citigroup Commercial Mortgage Trust 2015-GC33
3.78%	09/10/58	100,000	106,377	(a	)
Citigroup Commercial Mortgage Trust 2016-P5
2.94%	10/10/49	90,682	93,454	(a	)
Citigroup Commercial Mortgage Trust 2016-P6
3.72%	12/10/49	119,583	130,024	(a,d	)
4.03%	12/10/49	78,331	78,909	(a,d	)
Citigroup Commercial Mortgage Trust 2018-C5
4.51%	06/10/51	64,000	65,151	(a,d	)
COMM 2014-CR14 Mortgage Trust
4.53%	02/10/47	55,000	57,340	(a,d	)
GS Mortgage Securities Trust 2016-GS3
2.85%	10/10/49	72,000	74,144	(a	)
GS Mortgage Securities Trust 2017-GS5
3.67%	03/10/50	240,062	256,997	(a	)
GS Mortgage Securities Trust 2017-GS8
3.47%	11/10/50	184,426	198,153	(a	)
GS Mortgage Securities Trust 2018-GS9
4.14%	03/10/51	73,000	75,492	(a,d	)
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.04%	07/15/45	25,000	25,760	(a,d	)

Elfun Diversified Fund Schedule of Investments	March 31, 2020 (Unaudited)

		Principal Amount	Fair Value
JPMBB Commercial Mortgage Securities Trust 2015-C32
4.66%	11/15/48	$71,000	$67,916	(a,d	)
MASTR Alternative Loan Trust 2003-5
5.00%	08/25/18	232	8	(a,e	)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
0.88%	03/15/48	785,181	26,805	(a,d,e	)
Morgan Stanley Capital I Trust 2006-IQ11
6.06%	10/15/42	31,348	30,091	(a,d	)
UBS Commercial Mortgage Trust 2018-C12
4.79%	08/15/51	54,000	53,803	(a,d	)
Wells Fargo Commercial Mortgage Trust 2015-C26
1.21%	02/15/48	830,608	38,381	(a,d,e	)
Wells Fargo Commercial Mortgage Trust 2019-C50
4.35%	05/15/52	45,000	41,338	(a	)
WFRBS Commercial Mortgage Trust 2013-C17
4.26%	12/15/46	55,000	57,304	(a	)
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%	03/15/47	123,000	127,341	(a,d	)
			2,195,438
Sovereign Bonds – 0.2%
Government of Colombia
2.63%	03/15/23	200,000	194,528
Government of Mexico
4.00%	10/02/23	24,000	24,438
4.75%	03/08/44	56,000	56,595
Government of Peru
5.63%	11/18/50	26,000	38,113
Government of Uruguay
5.10%	06/18/50	29,803	33,917
			347,591
Municipal Bonds and Notes – 0.1%
American Municipal Power Inc.
6.27%	02/15/50	25,000	33,372
Port Authority of New York & New Jersey
4.46%	10/01/62	30,000	33,141
State of California
4.60%	04/01/38	50,000	55,053
State of Illinois
5.10%	06/01/33	25,000	24,816
The University of Texas System
3.35%	08/15/47	25,000	26,740
			173,122
Total Bonds and Notes (Cost $59,036,519)			61,152,311

	Number of Shares	Fair Value
Exchange Traded & Mutual Funds – 23.7%
Exchange Traded & Mutual Funds – 23.7%
State Street Global Equity ex-U.S. Index Portfolio (Cost $47,921,772)	4,975,074	39,949,841	(a,k	)

	Principal Amount	Fair Value
Purchased Options – 0.1%
Purchased Options – 0.1%
10 Yr. U.S. Treasury Notes Futures (Strike price 138 USD, expiration date 05/22/20) (Strike price 138.00 USD, expiration date 05/22/20)	$12,000	$21,000
U.S. Treasury Bond (Strike price 175 USD, expiration date 05/22/20) (Strike price 175.00 USD, expiration date 05/22/20)	9,000	54,844
Total Options (Cost $46,228)		75,844
Total Investments in Securities (Cost $162,538,264)		162,000,188
Short-Term Investments – 12.0%
Dreyfus Treasury Cash Management - Institutional Shares 0.32%	804,465	804,465
State Street Institutional Treasury Money Market Fund - Premier Class 0.58%	9,244,496	9,244,496	(h,k	)
State Street Institutional Treasury Plus Fund - Premier Class 0.35%	804,466	804,466	(h,k	)
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.36%	9,437,829	9,437,829	(h,k	)
Total Short-Term Investments (Cost $20,291,256)		20,291,256
Total Investments (Cost $182,829,520)		182,291,444
Liabilities in Excess of Other Assets, net – (7.9)%		(13,352,211)

NET ASSETS – 100.0%		$168,939,233

Other Information:
Centrally Cleared Credit Default Swaps

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation/ Depreciation
Buy Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	2,772	1.00%/ Quarterly	12/20/24	$(9,952)	$(43,305)	$33,352
Markit CDX North America High Yield Index	Intercontinental Exchange	3,689	5.00%/ Quarterly	12/20/24	(224,926)	(173,081)	(51,845)
							$(18,493)

Elfun Diversified Fund Schedule of Investments	March 31, 2020 (Unaudited)

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000s omitted)	Fund Pays/Receives Fixed Rate/ Payment Frequency	Floating Rate	Contract Annual Fixed Rate	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Depreciation
CME Group, Inc.	$2,751	Pays/Quarterly	3 Month U.S. Dollar LIBOR	3.06%	11/19/21	$(113,849)	$—	$(113,849)

The Fund had the following long futures contracts open at March 31, 2020:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 Emini Index Futures	June 2020	3	$401,932	$385,455	$(16,477)
Ultra Long-Term U.S. Treasury Bond Futures	June 2020	7	1,436,471	1,553,125	116,655
2 Yr. U.S. Treasury Notes Futures	June 2020	43	9,420,674	9,476,461	55,787
5 Yr. U.S. Treasury Notes Futures	June 2020	13	1,617,860	1,629,672	11,812
					$167,777

The Fund had the following short futures contracts open at March 31, 2020:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Depreciation
U.S. Long Bond Futures	June 2020	4	$(691,776)	$(716,250)	$(24,475)
10 Yr. U.S. Treasury Ultra Futures	June 2020	9	(1,375,849)	(1,404,281)	(28,432)
10 Yr. U.S. Treasury Notes Futures	June 2020	9	(1,240,063)	(1,248,187)	(8,124)
					$(61,031)
					$106,746

The Fund had the following Purchased Options contracts at March 31, 2020:

Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ Depreciation
10 Yr. U.S. Treasury Notes Futures (Strike price 138 USD, expiration date 05/22/20)		$138.00	05/22/20	12	$12,000	$21,000	$20,710	$289
U.S. Treasury Bond (Strike price 175 USD, expiration date 05/22/20)		175.00	05/22/20	9	9,000	54,844	25,518	29,326
								$29,615

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	At March 31, 2020, all or a portion of this security was pledged to cover collateral requirements for futures, options, swaps and/or TBAs.
(b)	Non-income producing security.
(c)

State Street Corporation is the parent company of SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(d)

Variable Rate Security - Interest rate shown is rate in effect at March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

(e)

Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(f)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (“TBA”) in the future.
(g)

Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(h)	Coupon amount represents effective yield.

Elfun Diversified Fund Schedule of Investments	March 31, 2020 (Unaudited)

(i)

Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, these securities amounted to $3,218,556 or 1.91% of the net assets of the Elfun Diversified Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees.

(j)	Step coupon bond.
(k)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of March 31, 2020.
*	Less than 0.05%.
**	Amount is less than $0.50.
***	Less than 0.005.

Abbreviations:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Security
TBA	To Be Announced

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2020:

Fund	Investments	Level 1	Level 2	Level 3	Total
Elfun Diversified Fund	Investments in Securities
	Domestic Equity	$59,376,324	$—	$—	$59,376,324
	Foreign Equity	1,445,868	—	—	1,445,868
	U.S. Treasuries	—	15,615,748	—	15,615,748
	Agency Mortgage Backed	—	18,823,091	—	18,823,091
	Agency Collateralized Mortgage Obligations	—	1,053,552	—	1,053,552
	Asset Backed	—	2,035,946	—	2,035,946
	Corporate Notes	—	20,907,823	—	20,907,823
	Non-Agency Collateralized Mortgage Obligations	—	2,195,438	—	2,195,438
	Sovereign Bonds	—	347,591	—	347,591
	Municipal Bonds and Notes	—	173,122	—	173,122
	Exchange Traded & Mutual Funds	39,949,841	—	—	39,949,841
	Purchased Options	75,844	—	—	75,844
	Short-Term Investments	20,291,256	—	—	20,291,256

	Total Investments in Securities	$121,139,132	$61,152,312	$—	$182,291,444

	Other Financial Instruments
	Credit Default Swap Contracts - Unrealized Appreciation	$—	$33,352	$—	$33,352
	Credit Default Swap Contracts - Unrealized Depreciation	—	(51,845)	—	(51,845)
	Interest Rate Swap Contracts - Unrealized Depreciation	—	(113,849)	—	(113,849)
	Long Futures Contracts - Unrealized Appreciation	184,254	—	—	184,254
	Long Futures Contracts - Unrealized Depreciation	(16,477)	—	—	(16,477)
	Short Futures Contracts - Unrealized Depreciation	(61,031)	—	—	(61,031)

	Total Other Financial Instruments	$106,746	$(132,342)	$—	$(25,596)

The Fund was invested in the following countries/territories at March 31, 2020 (unaudited):

Country/Territory	Percentage (based on Fair Value)
United States	97.60%
Ireland	0.44%
United Kingdom	0.42%
Canada	0.41%
Netherlands	0.17%
Japan	0.14%
Switzerland	0.13%
Colombia	0.11%

Elfun Diversified Fund Schedule of Investments	March 31, 2020 (Unaudited)

Country/Territory	Percentage (based on Fair Value)
Luxembourg	0.10%
Mexico	0.09%
Spain	0.08%
Australia	0.07%
Bermuda	0.06%
Germany	0.04%
France	0.03%
Jersey	0.03%
Peru	0.02%
Uruguay	0.02%
India	0.02%
Norway	0.01%
China	0.01%
Brazil	0.00%

100.00%

The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at March 31, 2020 (unaudited):

Industry	Domestic	Foreign	Total
Exchange Traded Funds	21.92%	0.00%	21.92%
Systems Software	2.16%	0.00%	2.16%
Technology Hardware, Storage & Peripherals	1.76%	0.01%	1.77%
Interactive Media & Services	1.74%	0.00%	1.74%
Pharmaceuticals	1.70%	0.01%	1.71%
Data Processing & Outsourced Services	1.41%	0.00%	1.41%
Internet & Direct Marketing Retail	1.40%	0.00%	1.40%
Semiconductors	1.36%	0.00%	1.36%
Healthcare Equipment	1.00%	0.19%	1.19%
Diversified Banks	1.12%	0.00%	1.12%
Biotechnology	0.81%	0.00%	0.81%
Electric Utilities	0.75%	0.00%	0.75%
Application Software	0.72%	0.00%	0.72%
Integrated Telecommunication Services	0.68%	0.00%	0.68%
Aerospace & Defense	0.67%	0.00%	0.67%
Household Products	0.65%	0.00%	0.65%
Managed Healthcare	0.58%	0.00%	0.58%
Soft Drinks	0.56%	0.00%	0.56%
Multi-Sector Holdings	0.56%	0.00%	0.56%
Movies & Entertainment	0.54%	0.00%	0.54%
Specialized REITs	0.53%	0.00%	0.53%
Integrated Oil & Gas	0.48%	0.00%	0.48%
Hypermarkets & Super Centers	0.45%	0.00%	0.45%
Industrial Conglomerates	0.43%	0.00%	0.43%
Home Improvement Retail	0.42%	0.00%	0.42%
Financial Exchanges & Data	0.40%	0.00%	0.40%
IT Consulting & Other Services	0.23%	0.16%	0.39%
Restaurants	0.38%	0.00%	0.38%
Packaged Foods & Meats	0.38%	0.00%	0.38%
Multi-Utilities	0.37%	0.00%	0.37%
Life Sciences Tools & Services	0.36%	0.00%	0.36%
Cable & Satellite	0.36%	0.00%	0.36%
Communications Equipment	0.33%	0.00%	0.33%
Railroads	0.30%	0.00%	0.30%
Tobacco	0.29%	0.00%	0.29%
Property & Casualty Insurance	0.28%	0.00%	0.28%
Regional Banks	0.27%	0.00%	0.27%
Healthcare Services	0.27%	0.00%	0.27%
Asset Management & Custody Banks	0.25%	0.00%	0.25%
Specialty Chemicals	0.23%	0.00%	0.23%
Industrial Machinery	0.22%	0.01%	0.23%
Investment Banking & Brokerage	0.22%	0.00%	0.22%
Industrial Gases	0.07%	0.14%	0.21%
Insurance Brokers	0.10%	0.09%	0.19%
Air Freight & Logistics	0.18%	0.00%	0.18%
Construction Machinery & Heavy Trucks	0.18%	0.00%	0.18%
General Merchandise Stores	0.16%	0.00%	0.16%
Footwear	0.16%	0.00%	0.16%
Semiconductor Equipment	0.16%	0.00%	0.16%
Oil & Gas Exploration & Production	0.16%	0.00%	0.16%

Elfun Diversified Fund Schedule of Investments	March 31, 2020 (Unaudited)

Industry	Domestic	Foreign	Total
Consumer Finance	0.16%	0.00%	0.16%
Electrical Components & Equipment	0.15%	0.00%	0.15%
Apparel Retail	0.15%	0.00%	0.15%
Life & Health Insurance	0.14%	0.00%	0.14%
Interactive Home Entertainment	0.14%	0.00%	0.14%
Residential REITs	0.13%	0.00%	0.13%
Industrial REITs	0.11%	0.00%	0.11%
Building Products	0.06%	0.05%	0.11%
Research & Consulting Services	0.06%	0.04%	0.10%
Oil & Gas Refining & Marketing	0.09%	0.00%	0.09%
Automotive Retail	0.09%	0.00%	0.09%
Healthcare Distributors	0.09%	0.00%	0.09%
Environmental & Facilities Services	0.09%	0.00%	0.09%
Paper Packaging	0.06%	0.02%	0.08%
Oil & Gas Storage & Transportation	0.08%	0.00%	0.08%
Hotels, Resorts & Cruise Lines	0.08%	0.00%	0.08%
Retail REITs	0.08%	0.00%	0.08%
Airlines	0.07%	0.00%	0.07%
Automobile Manufacturers	0.07%	0.00%	0.07%
Agricultural & Farm Machinery	0.07%	0.00%	0.07%
Multi-Line Insurance	0.06%	0.00%	0.06%
Office REITs	0.06%	0.00%	0.06%
Health Care REITs	0.06%	0.00%	0.06%
Oil & Gas Equipment & Services	0.06%	0.00%	0.06%
Electronic Components	0.06%	0.00%	0.06%
Fertilizers & Agricultural Chemicals	0.06%	0.00%	0.06%
Personal Products	0.06%	0.00%	0.06%
Gold	0.06%	0.00%	0.06%
Home Building	0.06%	0.00%	0.06%
Trading Companies & Distributors	0.06%	0.00%	0.06%
Healthcare Supplies	0.06%	0.00%	0.06%
Distillers & Vintners	0.05%	0.00%	0.05%
Internet Services & Infrastructure	0.05%	0.00%	0.05%
Specialty Stores	0.05%	0.00%	0.05%
Apparel, Accessories & Luxury Goods	0.03%	0.02%	0.05%
Drug Retail	0.05%	0.00%	0.05%
Commodity Chemicals	0.05%	0.00%	0.05%
Healthcare Facilities	0.05%	0.00%	0.05%
Electronic Equipment & Instruments	0.05%	0.00%	0.05%
Diversified Support Services	0.05%	0.00%	0.05%
Broadcasting	0.05%	0.00%	0.05%
Wireless Telecommunication Services	0.04%	0.00%	0.04%
Construction Materials	0.04%	0.00%	0.04%
Electronic Manufacturing Services	0.01%	0.03%	0.04%
Casinos & Gaming	0.04%	0.00%	0.04%
Food Retail	0.04%	0.00%	0.04%
Food Distributors	0.04%	0.00%	0.04%
Water Utilities	0.03%	0.00%	0.03%
Metal & Glass Containers	0.03%	0.00%	0.03%
Healthcare Technology	0.03%	0.00%	0.03%
Trucking	0.03%	0.00%	0.03%
Agricultural Products	0.03%	0.00%	0.03%
Advertising	0.03%	0.00%	0.03%
Auto Parts & Equipment	0.01%	0.02%	0.03%
Distributors	0.03%	0.00%	0.03%
Construction & Engineering	0.02%	0.00%	0.02%
Technology Distributors	0.02%	0.00%	0.02%
Computer & Electronics Retail	0.02%	0.00%	0.02%
Gas Utilities	0.02%	0.00%	0.02%
Real Estate Services	0.02%	0.00%	0.02%
Steel	0.02%	0.00%	0.02%
Consumer Electronics	0.02%	0.00%	0.02%
Leisure Products	0.01%	0.00%	0.01%
Independent Power Producers & Energy Traders	0.01%	0.00%	0.01%
Copper	0.01%	0.00%	0.01%
Alternative Carriers	0.01%	0.00%	0.01%
Hotel & Resort REITs	0.01%	0.00%	0.01%
Reinsurance	0.00%	0.01%	0.01%
Home Furnishings	0.01%	0.00%	0.01%
Brewers	0.01%	0.00%	0.01%
Diversified Chemicals	0.01%	0.00%	0.01%
Department Stores	0.01%	0.00%	0.01%

Elfun Diversified Fund Schedule of Investments	March 31, 2020 (Unaudited)

Industry	Domestic	Foreign	Total
Household Appliances	0.01%	0.00%	0.01%
Human Resource & Employment Services	0.01%	0.00%	0.01%
Housewares & Specialties	0.01%	0.00%	0.01%
Publishing	0.01%	0.00%	0.01%
Motorcycle Manufacturers	0.00%	0.00%	0.00	%***
Specialized Consumer Services	0.00%	0.00%	0.00	%***
Oil & Gas Drilling	0.00%	0.00%	0.00	%***

			55.32%

Sector	Percentage (based on Fair Value)
Corporate Notes	11.47%
Agency Mortgage Backed	10.33%
U.S. Treasuries	8.57%
Non-Agency Collateralized Mortgage Obligations	1.20%
Asset Backed	1.12%
Agency Collateralized Mortgage Obligations	0.58%
Sovereign Bonds	0.19%
Municipal Bonds and Notes	0.09%

33.55%

Short-Term Investments
Short-Term Investments	11.13%

11.13%

100.00%

Affiliate Table

	Number of Shares Held at 12/31/19	Value At 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income	Capital Gains Distributions
State Street Corp.	984	77,835	5,106	4,632	196	(24,330)	1,017	$54,175	529	—
State Street Global Equity ex-U.S. Index Portfolio	4,975,074	53,034,284	—	—	—	(13,084,443)	4,975,074	39,949,841	—	—
State Street Institutional Treasury Money Market Fund - Premier Class	8,797,356	8,797,356	8,667,609	8,220,469	—	—	9,244,496	9,244,496	23,657	—
State Street Institutional Treasury Plus Fund - Premier Class	2,789,007	2,789,007	55,728	2,040,269	—	—	804,466	804,466	7,549	—
State Street Institutional U.S. Government Money Market Fund-Class G Shares	9,178,722	9,178,722	12,846,975	12,587,868	—	—	9,437,829	9,437,829	24,588	—

TOTAL		$73,877,204	$21,575,418	$22,853,238	$196	$(13,108,773)		$59,490,807	$56,323	$—

Elfun Diversified Fund Notes to Schedule of Investments – March 31, 2020 (Unaudited)

Security Valuation

The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.

Valuation techniques used to value the Fund’s investments by major category are as follows:

•

Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

•

Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

•	Debt obligations (including short term investments ) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

•

Options on futures are priced at their last sale price on the principal market on which they are traded on the valuation date. If there were no sales on that day, options on futures are valued at either the last reported sale or official closing price on their primary exchange determined in accordance with valuation policy and procedures approved by the Boards.

•

Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third–party valuation the agreements will be fair valued.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Boards.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of each Fund’s investments according to the fair value hierarchy as of March 31, 2020 is disclosed in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the beginning of the reporting period.

Futures Contracts

The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.

For the period ended March 31, 2020, the Fund entered into futures contracts to manage interest rate risk.

Credit Default Swaps

During the period ended March 31, 2020, the Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation.

As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

Interest Rate Swaps

Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments.

During the period ended March 31, 2020, the Fund entered into interest rate swaps in order to manage exposure to interest rates.

Options on Futures Contracts The Fund may purchase and write options, including options on futures contracts, subject to certain limitations. Writing puts and buying calls tend to increase the Fund’s exposure to the underlying instrument while buying puts and writing calls tend to decrease the Fund’s exposure to the underlying instrument. The Fund will not enter into a transaction involving options for speculative purposes. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts.

When the Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying instrument or the cost basis of the securities purchased is adjusted by the original premium received or paid. In return for a premium paid, call and put options on futures contracts give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price.

For the period ended March 31, 2020, the Fund purchased and wrote options in order to hedge against changes in market conditions and interest rates.

To-Be-Announced Transactions

The Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.

The Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll the Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage passthrough securities. The Fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.

Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Fund will enter into TBA transactions only with established counterparties. The Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.

Delayed Delivery and When-Issued Securities

During the period ended March 31, 2020, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.

The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund’s Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.